FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06243
                                   ---------

                            Franklin Strategic Series
                            -------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

        Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
        -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  1/31/05
                           -------

Item 1. Schedule of Investments.


FRANKLIN STRATEGIC SERIES

QUARTERLY STATEMENTS OF INVESTMENTS
JANUARY 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Franklin Aggressive Growth Fund ...........................................    3

Franklin Biotechnology Discovery Fund .....................................    7

Franklin Blue Chip Fund ...................................................   11

Franklin Flex Cap Growth Fund .............................................   15

Franklin Global Communications Fund .......................................   21

Franklin Global Health Care Fund ..........................................   25

Franklin Natural Resources Fund ...........................................   29

Franklin Small Cap Growth Fund II .........................................   33

Franklin Small-Mid Cap Growth Fund ........................................   39

Franklin Strategic Income Fund ............................................   45

Franklin Technology Fund ..................................................   55

Franklin U.S. Long-Short Fund .............................................   59

Notes to Statements of Investments ........................................   65


                                     [LOGO]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                        Quarterly Statements of Investments  | 1
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FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN AGGRESSIVE GROWTH FUND                                                                SHARES              VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 95.3%
    COMMERCIAL SERVICES 5.1%
    Corporate Executive Board Co. ............................................................          51,000     $    3,258,900
 (a)Laureate Education Inc. ..................................................................          58,400          2,590,624
    Moody's Corp. ............................................................................          33,600          2,815,008
                                                                                                                   --------------
                                                                                                                        8,664,532
                                                                                                                   --------------

    COMMUNICATIONS 1.5%
 (a)Nextel Partners Inc., A ..................................................................         127,100          2,528,019
                                                                                                                   --------------

    CONSUMER DURABLES .5%
 (a)NVR Inc. .................................................................................           1,000            791,250
                                                                                                                   --------------

    CONSUMER NON-DURABLES 3.0%
 (a)Coach Inc. ...............................................................................          45,300          2,541,330
 (a)Quiksilver Inc. ..........................................................................          84,700          2,529,989
                                                                                                                   --------------
                                                                                                                        5,071,319
                                                                                                                   --------------

    CONSUMER SERVICES 4.1%
 (a)Apollo Group Inc., A .....................................................................          15,731          1,230,007
 (a)eBay Inc. ................................................................................          19,700          1,605,550
    Jackson Hewitt Tax Service Inc. ..........................................................          74,200          1,653,176
 (a)Shuffle Master Inc. ......................................................................          45,050          1,311,856
 (a)Starbucks Corp. ..........................................................................          21,200          1,144,800
                                                                                                                   --------------
                                                                                                                        6,945,389
                                                                                                                   --------------

    DISTRIBUTION SERVICES 1.5%
 (a)United Natural Foods Inc. ................................................................          80,700          2,550,927
                                                                                                                   --------------

    ELECTRONIC TECHNOLOGY 21.1%
    ADTRAN Inc. ..............................................................................          46,700            836,397
 (a)ATI Technologies Inc. (Canada) ...........................................................          98,300          1,703,539
 (a)Avocent Corp. ............................................................................          96,300          3,515,913
 (a)Dell Inc. ................................................................................         162,100          6,769,296
    Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil) ...............................          47,200          1,503,320
 (a)EMC Corp. ................................................................................          96,700          1,266,770
 (a)Essex Corp. ..............................................................................          66,300          1,178,151
 (a)F5 Networks Inc. .........................................................................          19,500            934,830
 (a)FormFactor Inc. ..........................................................................          70,300          1,600,731
 (a)Marvell Technology Group Ltd. (Bermuda) ..................................................         103,400          3,458,730
 (a)Network Appliance Inc. ...................................................................          39,700          1,264,048
    QUALCOMM Inc. ............................................................................          68,100          2,536,044
 (a)RAE Systems Inc. .........................................................................         103,400            701,052
 (a)Research in Motion Ltd. (Canada) .........................................................          17,700          1,261,833
    Rockwell Automation Inc. .................................................................          56,900          3,223,385
 (a)Trimble Navigation Ltd. ..................................................................          55,900          1,987,804
    Xilinx Inc. ..............................................................................          64,100          1,871,079
                                                                                                                   --------------
                                                                                                                       35,612,922
                                                                                                                   --------------


                                        Quarterly Statements of Investments  | 3

FRANKLIN STRATEGIC SERIES

        -------------------------------------------------------------------------------------------------------------------------
        FRANKLIN AGGRESSIVE GROWTH FUND                                                            SHARES              VALUE
        -------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        FINANCE 8.8%
        Calamos Asset Management Inc., A .....................................................          92,600     $    2,339,076
     (a)CapitalSource Inc. ...................................................................          87,900          2,075,319
        Doral Financial Corp. (Puerto Rico) ..................................................          47,900          2,071,675
        Investors Financial Services Corp. ...................................................          61,600          3,105,256
 (a),(b)optionsXpress Holdings Inc. ..........................................................         107,300          2,176,044
        UCBH Holdings Inc. ...................................................................          71,200          3,137,784
                                                                                                                   --------------
                                                                                                                       14,905,154
                                                                                                                   --------------

        HEALTH SERVICES 3.6%
     (a)Caremark Rx Inc. .....................................................................          63,800          2,494,580
     (a)Centene Corp. ........................................................................          94,000          3,153,700
     (a)Psychiatric Solutions Inc. ...........................................................          13,000            460,200
                                                                                                                   --------------
                                                                                                                        6,108,480
                                                                                                                   --------------

        HEALTH TECHNOLOGY 16.3%
     (a)Amgen Inc. ...........................................................................          47,800          2,975,072
     (a)Biogen Idec Inc. .....................................................................          32,900          2,137,184
     (a)Celgene Corp. ........................................................................          58,700          1,604,858
     (a)Cytyc Corp. ..........................................................................         137,700          3,449,385
     (a)Gen-Probe Inc. .......................................................................          61,400          2,996,934
     (a)INAMED Corp. .........................................................................          13,100            906,520
     (a)Protein Design Labs Inc. .............................................................          24,100            486,097
     (a)Respironics Inc. .....................................................................          46,100          2,669,190
     (a)St. Jude Medical Inc. ................................................................         117,600          4,619,328
     (a)Theravance Inc. ......................................................................          25,800            465,148
     (a)Varian Medical Systems Inc. ..........................................................          54,800          2,067,604
     (a)Zimmer Holdings Inc. .................................................................          39,100          3,083,035
                                                                                                                   --------------
                                                                                                                       27,460,355
                                                                                                                   --------------

        INDUSTRIAL SERVICES 1.9%
        Carbo Ceramics Inc. ..................................................................          19,000          1,361,350
     (a)Smith International Inc. .............................................................          30,100          1,781,920
                                                                                                                   --------------
                                                                                                                        3,143,270
                                                                                                                   --------------

        PROCESS INDUSTRIES 2.6%
     (a)Headwaters Inc. ......................................................................          58,100          1,847,580
        Mine Safety Appliances Co. ...........................................................          52,400          2,565,504
                                                                                                                   --------------
                                                                                                                        4,413,084
                                                                                                                   --------------

        PRODUCER MANUFACTURING 1.5%
        Oshkosh Truck Corp. ..................................................................          34,200          2,509,938
                                                                                                                   --------------

        RETAIL TRADE 4.2%
     (a)Aeropostale Inc. .....................................................................          45,400          1,261,666
        Fastenal Co. .........................................................................          28,800          1,731,744
        Lowe's Cos. Inc. .....................................................................          37,700          2,148,523
        Whole Foods Market Inc. ..............................................................          22,300          1,994,066
                                                                                                                   --------------
                                                                                                                        7,135,999
                                                                                                                   --------------


4 |  Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

    -----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN AGGRESSIVE GROWTH FUND                                                                SHARES              VALUE
    -----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    TECHNOLOGY SERVICES 16.4%
 (a)Alliance Data Systems Corp. ..............................................................          62,300     $    2,705,066
 (a)ANSYS Inc. ...............................................................................          17,700            571,710
 (a)Cognizant Technology Solutions Corp., A ..................................................         102,000          3,865,800
 (a)Cognos Inc. (Canada) .....................................................................          52,400          2,167,788
 (a)Digital River Inc. .......................................................................          45,800          1,791,238
 (a)Google Inc., A ...........................................................................           6,600          1,291,158
 (a)Kanbay International Inc. ................................................................          65,900          1,776,005
 (a)NAVTEQ Corp. .............................................................................          19,400            742,826
    Paychex Inc. .............................................................................          83,100          2,533,719
 (a)RSA Security Inc. ........................................................................          43,700            769,557
 (a)VeriSign Inc. ............................................................................          70,900          1,832,056
 (a)Websense Inc. ............................................................................          61,300          3,291,810
 (a)Yahoo! Inc. ..............................................................................         120,500          4,242,805
                                                                                                                   --------------
                                                                                                                       27,581,538
                                                                                                                   --------------

    TRANSPORTATION 3.2%
    Expeditors International of Washington Inc. ..............................................          49,200          2,762,088
    Knight Transportation Inc. ...............................................................         103,700          2,551,020
                                                                                                                   --------------
                                                                                                                        5,313,108
                                                                                                                   --------------
    TOTAL COMMON STOCKS (COST $131,050,931)...................................................                        160,735,284
                                                                                                                   --------------

    SHORT TERM INVESTMENT (COST $9,893,359) 5.9%
    MONEY FUND
 (c)Franklin Institutional Fiduciary Trust Money Market Portfolio ............................       9,893,359          9,893,359
                                                                                                                   --------------
    TOTAL INVESTMENTS (COST $140,944,290) 101.2%..............................................                        170,628,643
    OTHER ASSETS, LESS LIABILITIES (1.2)%.....................................................                         (2,045,771)
                                                                                                                   --------------
    NET ASSETS 100.0%.........................................................................                     $  168,582,872
                                                                                                                   --------------

See glossary of terms on page 64.

(a)   Non-income producing.

(b)   Security purchased on a when-issued or delayed delivery basis.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments  |
                                    See Notes to Statements of Investments.  | 5

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6 |  Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

        -------------------------------------------------------------------------------------------------------------------------
        FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                                  SHARES/WARRANTS          VALUE
        -------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS AND WARRANTS 95.6%
        BIOTECHNOLOGY 84.7%
 (a),(b)Adolor Corp. .........................................................................       1,010,500     $    8,922,715
 (a),(b)Affymetrix Inc. ......................................................................         101,900          4,194,204
 (a),(b)Alexion Pharmaceuticals Inc. .........................................................          83,000          2,053,420
 (a),(b)Alkermes Inc. ........................................................................         866,300         10,976,021
     (a)Amgen Inc. ...........................................................................         844,300         52,549,232
 (a),(b)Amylin Pharmaceuticals Inc. ..........................................................         392,800          8,802,648
     (a)Anadys Pharmaceuticals Inc. ..........................................................         212,700          1,924,935
     (a)Biogen Idec Inc. .....................................................................         756,322         49,130,677
     (a)Celgene Corp. ........................................................................         860,900         23,537,006
 (a),(b)Corixa Corp. .........................................................................         882,300          3,326,271
 (a),(b)Cotherix Inc. ........................................................................         241,300          2,282,698
 (a),(b)Cubist Pharmaceuticals Inc. ..........................................................         414,400          4,732,448
 (a),(b)CV Therapeutics Inc. .................................................................          70,000          1,442,700
     (a)Cytokinetics Inc. ....................................................................         139,600          1,370,872
 (a),(b)Dov Pharmaceutical Inc. ..............................................................         322,100          5,256,672
     (a)Exelixis Inc. ........................................................................         796,450          6,180,452
     (a)Genentech Inc. .......................................................................         592,300         28,258,633
     (a)Genzyme Corp. ........................................................................         547,900         31,893,259
     (a)Gilead Sciences Inc. .................................................................         983,600         32,557,160
     (a)Human Genome Sciences Inc. ...........................................................         746,200          8,917,090
 (a),(b)Idenix Pharmaceuticals Inc. ..........................................................          84,800          1,636,640
     (a)Illumina Inc. ........................................................................         121,300          1,175,397
 (a),(b)ImClone Systems Inc. .................................................................         111,800          4,690,010
 (a),(b)Incyte Corp. .........................................................................         285,800          2,560,768
 (a),(b)Inhibitex Inc. .......................................................................         156,900          1,396,410
     (a)Inhibitex Inc., PIPES ................................................................         284,650          2,482,717
     (a)Inhibitex Inc., wts., 11/10/09 .......................................................          85,395              7,685
 (a),(b)InterMune Inc. .......................................................................         243,600          2,779,476
     (a)Invitrogen Corp. .....................................................................         109,400          7,516,874
     (a)Ista Pharmaceuticals Inc. ............................................................         170,800          1,737,036
     (a)Keryx Biophamaceuticals Inc. .........................................................         402,500          5,755,750
     (a)Kosan Biosciences Inc. ...............................................................       1,052,991          7,444,646
 (a),(b)Ligand Pharmaceuticals Inc., B .......................................................         215,400          2,242,314
 (a),(b)Medarex Inc. .........................................................................         390,100          3,709,851
     (a)Medicines Co. ........................................................................         603,800         16,610,538
     (a)MedImmune Inc. .......................................................................         486,517         11,508,560
     (a)MGI Pharma Inc. ......................................................................         620,300         14,074,607
     (a)Millennium Pharmaceuticals Inc. ......................................................         521,029          4,798,677
 (a),(b)NABI Biopharmaceuticals ..............................................................         316,900          4,091,179
     (a)Neose Technologies Inc. ..............................................................          90,300            600,495
     (a)Neurocrine Biosciences Inc. ..........................................................         164,800          7,539,600
 (a),(b)NPS Pharmaceuticals Inc. .............................................................         526,900          8,693,850
     (a)Nuvelo Inc. ..........................................................................         327,016          2,583,426
 (a),(b)Onyx Pharmaceuticals Inc. ............................................................         106,300          3,086,952
 (a),(b)OSI Pharmaceuticals Inc. .............................................................         132,500          8,625,750
     (a)Protein Design Labs Inc. .............................................................         762,300         15,375,591
     (a)Rigel Pharmaceuticals Inc. ...........................................................         156,400          3,001,316


                                        Quarterly Statements of Investments  | 7

FRANKLIN STRATEGIC SERIES

        -------------------------------------------------------------------------------------------------------------------------
        FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                                  SHARES/WARRANTS         VALUE
        -------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS AND WARRANTS (CONT.)
        BIOTECHNOLOGY (CONT.)
 (a),(b)Serologicals Corp. ...................................................................         131,700     $    3,113,388
        Serono SA, B (Switzerland) ...........................................................           9,386          5,805,082
 (a),(b)SuperGen Inc. ........................................................................         931,400          4,629,058
 (a),(b)Tanox Inc. ...........................................................................         216,800          2,573,416
     (a)Telik Inc. ...........................................................................         753,800         14,337,276
 (a),(b)Tercica Inc. .........................................................................         167,600          1,302,252
     (a)Theravance Inc. ......................................................................         113,400          2,044,489
     (a)Titan Pharmaceuticals Inc. ...........................................................         419,600          1,107,744
 (a),(b)Trimeris Inc. ........................................................................         242,000          2,908,840
 (a),(b)Vertex Pharmaceuticals Inc. ..........................................................         424,700          4,319,199
     (a)Vicuron Pharmaceuticals Inc. .........................................................         781,000         11,832,150
 (a),(b)Xcyte Therapies Inc. .................................................................         279,550            631,783
                                                                                                                   --------------
                                                                                                                      488,639,905
                                                                                                                   --------------

        MEDICAL SPECIALTIES 2.0%
     (a)Cypress Bioscience Inc. ..............................................................         246,200          3,361,861
 (a),(b)Nektar Therapeutics ..................................................................         480,100          8,089,685
                                                                                                                   --------------
                                                                                                                       11,451,546
                                                                                                                   --------------

        OTHER PHARMACEUTICALS 8.9%
 (a),(b)Atherogenics Inc. ....................................................................         299,100          5,548,305
 (a),(b)Avanir Pharmaceuticals, A ............................................................       1,686,700          5,734,780
 (a),(b)Cell Therapeutics Inc. ...............................................................         249,600          2,396,160
     (a)Connetics Corp. ......................................................................         144,100          3,518,922
 (a),(b)Elan Corp. PLC, ADR (Ireland) ........................................................         111,800          3,010,774
     (a)Inspire Pharmaceuticals Inc. .........................................................         199,323          2,949,981
     (a)Pharmion Corp. .......................................................................         229,200          8,310,792
     (a)Salix Pharmaceuticals Ltd. (Canada) ..................................................         831,000         12,506,550
     (a)Sepracor Inc. ........................................................................         127,100          7,267,578
                                                                                                                   --------------
                                                                                                                       51,243,842
                                                                                                                   --------------
        TOTAL COMMON STOCKS AND WARRANTS (COST $407,347,695)..................................                        551,335,293
                                                                                                                   --------------

        PREFERRED STOCKS 1.9%
        BIOTECHNOLOGY
 (a),(c)Fibrogen Inc., E, pfd. ...............................................................       2,227,172         10,133,632
     (a)Xcyte Therapies Inc., cvt., pfd. .....................................................          75,000            891,375
                                                                                                                   --------------
        TOTAL PREFERRED STOCKS (COST $10,750,002).............................................                         11,025,007
                                                                                                                   --------------
        TOTAL LONG TERM INVESTMENTS (COST $418,097,697).......................................                        562,360,300
                                                                                                                   --------------

        SHORT TERM INVESTMENTS (COST $14,571,428) 2.5%
        MONEY FUND
     (d)Franklin Institutional Fiduciary Trust Money Market Portfolio ........................      14,571,428         14,571,428
                                                                                                                   --------------


8 |  Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

        -------------------------------------------------------------------------------------------------------------------------
        FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                                  PRINCIPAL AMOUNT        VALUE
        -------------------------------------------------------------------------------------------------------------------------
        REPURCHASE AGREEMENTS 11.3%
 (e),(f)Barclays Capital Inc., 2.51%, 02/01/05 (Maturity Value $14,001,952)
          Collateralized by U.S. Government Agency Securities, 0.00-7.65%, 2/1/05-7/15/32 ....   $  14,000,977     $   14,000,977
 (e),(f)Goldman Sachs & Co., 2.50%, 02/01/05 (Maturity Value $11,064,536)
          Collateralized by U.S. Government Agency Securities, 3.05-10.00%, 1/1/08-5/1/33 ....      11,063,768         11,063,768
 (e),(f)JP Morgan Securities, 2.50%, 02/01/05 (Maturity Value $14,001,944)
          Collateralized by U.S. Government Agency Securities, 1.75-7.125%, 12/15/05-1/15/30..      14,000,972         14,000,972
 (e),(f)Merryll Lynch GSI, 2.50%, 02/01/05 (Maturity Value $14,001,944)
          Collateralized by U.S. Government Agency Securities, 1.35-7.625%, 2/2/05-8/6/38 ....      14,000,972         14,000,972
 (e),(f)Morgan Stanley & Co. Inc., 2.53%, 02/01/05 (Maturity Value $12,209,716)
          Collateralized by U.S. Government Agency Securities, 5.00-5.50%, 8/1/33-11/1/35 ....      12,208,858         12,208,858
                                                                                                                   --------------
        TOTAL REPURCHASE AGREEMENTS (COST $65,275,547)........................................                         65,275,547
                                                                                                                   --------------
        TOTAL INVESTMENTS (COST $497,944,672) 111.3%..........................................                        642,207,275
        OTHER ASSETS, LESS LIABILITIES (11.3)%................................................                        (65,457,224)
                                                                                                                   --------------
        NET ASSETS 100.0%.....................................................................                     $  576,750,051
                                                                                                                   ==============

See glossary of terms on page 64.

(a)   Non-income producing.

(b)   Security on loan.

(c)   See Note 2 regarding restricted securities.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(e) At January 31, 2005, all repurchase agreements had been entered into on that date.

(f)   Investment from cash collateral received for loaned securities.


                                        Quarterly Statements of Investments  |
                                    See Notes to Statements of Investments.  | 9
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10 |  Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

    -----------------------------------------------------------------------------------------------------------------------
    FRANKLIN BLUE CHIP FUND                                                COUNTRY           SHARES               VALUE
    -----------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 98.2%
    COMMERCIAL SERVICES 1.3%
    Moody's Corp. ...................................................   United States             40,000       $  3,351,200
                                                                                                               ------------

    COMMUNICATIONS 3.4%
    SBC Communications Inc. .........................................   United States            100,000          2,376,000
    Verizon Communications Inc. .....................................   United States             90,000          3,203,100
    Vodafone Group PLC, ADR .........................................   United Kingdom           115,000          2,987,700
                                                                                                               ------------
                                                                                                                  8,566,800
                                                                                                               ------------

    CONSUMER DURABLES 1.8%
    D.R. Horton Inc. ................................................   United States            110,000          4,375,800
                                                                                                               ------------

    CONSUMER NON-DURABLES 5.3%
    Altria Group Inc. ...............................................   United States             85,000          5,425,550
    Anheuser-Busch Cos. Inc. ........................................   United States             40,000          1,967,200
    Coca-Cola Co. ...................................................   United States             80,000          3,319,200
    Procter & Gamble Co. ............................................   United States             50,000          2,661,500
                                                                                                               ------------
                                                                                                                 13,373,450
                                                                                                               ------------

    CONSUMER SERVICES 5.0%
    Clear Channel Communications Inc. ...............................   United States             47,000          1,524,210
 (a)eBay Inc. .......................................................   United States             25,000          2,037,500
 (a)Univision Communications Inc., A ................................   United States             65,000          1,775,150
    Viacom Inc., B ..................................................   United States             90,000          3,360,600
    The Walt Disney Co. .............................................   United States            130,000          3,721,900
                                                                                                               ------------
                                                                                                                 12,419,360
                                                                                                               ------------

    DISTRIBUTION SERVICES 3.2%
    Cardinal Health Inc. ............................................   United States             45,000          2,534,400
 (a)Patterson Cos. Inc.                                                 United States             61,000          2,841,380
    SYSCO Corp. .....................................................   United States             73,000          2,552,810
                                                                                                               ------------
                                                                                                                  7,928,590
                                                                                                               ------------

    ELECTRONIC TECHNOLOGY 12.4%
 (a)Applied Materials Inc. ..........................................   United States             85,000          1,351,500
    AU Optronics Corp., ADR .........................................       Taiwan               160,000          2,475,200
    Boeing Co. ......................................................   United States             65,000          3,289,000
 (a)Cisco Systems Inc. ..............................................   United States            200,000          3,608,000
 (a)Dell Inc. .......................................................   United States            110,000          4,593,600
 (a)EMC Corp. .......................................................   United States            150,000          1,965,000
    Intel Corp. .....................................................   United States            195,000          4,377,750
 (a)KLA-Tencor Corp. ................................................   United States             40,000          1,850,000
    Linear Technology Corp. .........................................   United States             40,000          1,509,600
 (a)Logitech International SA, ADR ..................................    Switzerland              40,000          2,464,000
    Nokia Corp., ADR ................................................      Finland               160,000          2,444,800
    Xilinx Inc. .....................................................   United States             45,000          1,313,550
                                                                                                               ------------
                                                                                                                 31,242,000
                                                                                                               ------------


                                       Quarterly Statements of Investments  | 11

FRANKLIN STRATEGIC SERIES

    -----------------------------------------------------------------------------------------------------------------------
    FRANKLIN BLUE CHIP FUND                                                 COUNTRY             SHARES               VALUE
    -----------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    ENERGY MINERALS 7.6%
    BP PLC, ADR .....................................................   United Kingdom            95,000       $  5,663,900
    Devon Energy Corp. ..............................................   United States             90,000          3,660,300
    ExxonMobil Corp. ................................................   United States            142,000          7,327,200
    Peabody Energy Corp. ............................................   United States             30,000          2,542,500
                                                                                                               ------------
                                                                                                                 19,193,900
                                                                                                               ------------

    FINANCE 18.7%
    AFLAC Inc. ......................................................   United States             60,000          2,370,600
    American International Group Inc. ...............................   United States             40,000          2,651,600
    Bank of America Corp. ...........................................   United States            104,000          4,822,480
 (a)Berkshire Hathaway Inc., A ......................................   United States                 40          3,596,000
    Capital One Financial Corp. .....................................   United States             35,000          2,739,800
    Citigroup Inc. ..................................................   United States            145,000          7,112,250
    Countrywide Financial Corp. .....................................   United States             60,000          2,220,000
    Federated Investors Inc., B .....................................   United States             90,000          2,644,200
    Fifth Third Bancorp .............................................   United States             95,000          4,414,650
    Freddie Mac .....................................................   United States            109,000          7,116,610
    Goldman Sachs Group Inc. ........................................   United States             25,000          2,696,250
    Wells Fargo & Co. ...............................................   United States             74,000          4,536,200
                                                                                                               ------------
                                                                                                                 46,920,640
                                                                                                               ------------

    HEALTH SERVICES 1.0%
 (a)Caremark Rx Inc. ................................................   United States             65,000          2,541,500
                                                                                                               ------------

    HEALTH TECHNOLOGY 10.0%
 (a)Amgen Inc. ......................................................   United States             55,000          3,423,200
 (a)Biogen Idec Inc. ................................................   United States             40,000          2,598,400
    Johnson & Johnson ...............................................   United States             80,000          5,176,000
    Medtronic Inc. ..................................................   United States             65,000          3,411,850
    Merck & Co. Inc. ................................................   United States             55,000          1,542,750
    Pall Corp. ......................................................   United States            148,000          3,985,640
    Pfizer Inc. .....................................................   United States            205,000          4,952,800
                                                                                                               ------------
                                                                                                                 25,090,640
                                                                                                               ------------

    INDUSTRIAL SERVICES .8%
    GlobalSantaFe Corp. .............................................   Cayman Islands            57,000          2,015,520
                                                                                                               ------------

    NON-ENERGY MINERALS 2.1%
    Alcoa Inc. ......................................................   United States             63,000          1,859,130
    Barrick Gold Corp. ..............................................       Canada                65,000          1,420,900
    Freeport McMoRan Copper & Gold Inc., B ..........................   United States             55,000          2,024,550
                                                                                                               ------------
                                                                                                                  5,304,580
                                                                                                               ------------

    PROCESS INDUSTRIES 3.2%
    Bunge Ltd. ......................................................   United States             82,000          4,636,280
    Cabot Corp. .....................................................   United States            100,000          3,500,000
                                                                                                               ------------
                                                                                                                  8,136,280
                                                                                                               ------------


12 |  Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

    -----------------------------------------------------------------------------------------------------------------------
    FRANKLIN BLUE CHIP FUND                                                COUNTRY           SHARES               VALUE
    -----------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    PRODUCER MANUFACTURING 8.1%
    3M Co. ..........................................................    United States            35,000       $  2,952,600
    General Electric Co. ............................................    United States           200,000          7,226,000
 (a)Mettler-Toledo International Inc. ...............................    Switzerland              85,000          4,263,600
    PACCAR Inc. .....................................................    United States            35,000          2,473,100
    United Technologies Corp. .......................................    United States            35,000          3,523,800
                                                                                                               ------------
                                                                                                                 20,439,100
                                                                                                               ------------

    RETAIL TRADE 7.1%
    Best Buy Co. Inc. ...............................................    United States            56,000          3,012,240
 (a)Kohl's Corp. ....................................................    United States            60,000          2,820,600
    Lowe's Cos. Inc. ................................................    United States            52,000          2,963,480
    Tiffany & Co. ...................................................    United States           105,000          3,300,150
    Wal-Mart Stores Inc. ............................................    United States           110,000          5,764,000
                                                                                                               ------------
                                                                                                                 17,860,470
                                                                                                               ------------

    TECHNOLOGY SERVICES 4.4%
    First Data Corp. ................................................    United States            70,000          2,851,800
    International Business Machines Corp. ...........................    United States            38,000          3,549,960
    Microsoft Corp. .................................................    United States            85,000          2,233,800
    Paychex Inc. ....................................................    United States            80,000          2,439,200
                                                                                                               ------------
                                                                                                                 11,074,760
                                                                                                               ------------

    TRANSPORTATION 1.1%
    Expeditors International of Washington Inc. .....................    United States            50,000          2,807,000
                                                                                                               ------------

    UTILITIES 1.7%
    Entergy Corp. ...................................................    United States            60,000          4,171,200
                                                                                                               ------------
    TOTAL COMMON STOCKS (COST $220,128,809)..........................                                           246,812,790
                                                                                                               ------------

    SHORT TERM INVESTMENT (COST $5,345,162) 2.1%
    MONEY FUND
 (b)Franklin Institutional Fiduciary Trust Money Market Portfolio ...    United States         5,345,162          5,345,162
                                                                                                               ------------
    TOTAL INVESTMENTS (COST $225,473,971) 100.3%.....................                                           252,157,952
    OTHER ASSETS, LESS LIABILITIES (.3)%.............................                                              (745,092)
                                                                                                               ------------
    NET ASSETS 100.0%................................................                                          $251,412,860
                                                                                                               ============

See glossary of terms on page 64.

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                   See Notes to Statements of Investments.  | 13

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14 |  Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

        -------------------------------------------------------------------------------------------------------------------------
        FRANKLIN FLEX CAP GROWTH FUND                                                              SHARES               VALUE
        -------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS 91.8%
        COMMERCIAL SERVICES 2.1%
        Moody's Corp. ........................................................................         300,000     $   25,134,000
        Robert Half International Inc. .......................................................         600,000         18,204,000
                                                                                                                   --------------
                                                                                                                       43,338,000
                                                                                                                   --------------

        COMMUNICATIONS .9%
     (a)Vodafone Group PLC, ADR (United Kingdom) .............................................         700,000         18,186,000
                                                                                                                   --------------

        CONSUMER DURABLES 1.1%
     (b)Electronic Arts Inc. .................................................................         350,000         22,519,000
                                                                                                                   --------------

        CONSUMER NON-DURABLES 3.4%
        Clorox Co. ...........................................................................         300,000         17,826,000
        PepsiCo Inc. .........................................................................         200,000         10,740,000
        Procter & Gamble Co. .................................................................         300,000         15,969,000
     (b)Quiksilver Inc. ......................................................................         900,000         26,883,000
                                                                                                                   --------------
                                                                                                                       71,418,000
                                                                                                                   --------------

        CONSUMER SERVICES 5.4%
 (a),(b)Apollo Group Inc., A .................................................................         125,000          9,773,750
     (b)eBay Inc. ............................................................................         500,000         40,750,000
     (b)Entravision Communications Corp. .....................................................       1,250,000         10,000,000
 (a),(b)Las Vegas Sands Corp. ................................................................         200,000          8,680,000
     (b)Pixar ................................................................................          75,000          6,537,750
 (a),(b)Univision Communications Inc., A .....................................................         800,000         21,848,000
        The Walt Disney Co. ..................................................................         600,000         17,178,000
                                                                                                                   --------------
                                                                                                                      114,767,500
                                                                                                                   --------------

        ELECTRONIC TECHNOLOGY 15.8%
     (b)Altera Corp. .........................................................................       1,000,000         19,200,000
     (b)Applied Materials Inc. ...............................................................         800,000         12,720,000
     (b)Cisco Systems Inc. ...................................................................       1,200,000         21,648,000
     (b)Dell Inc. ............................................................................         850,000         35,496,000
        Intel Corp. ..........................................................................         650,000         14,592,500
 (a),(b)KLA-Tencor Corp. .....................................................................         325,000         15,031,250
        L-3 Communications Holdings Inc. .....................................................         331,800         23,693,838
     (b)Lam Research Corp. ...................................................................         800,000         21,408,000
        Linear Technology Corp. ..............................................................         550,000         20,757,000
     (b)Network Appliance Inc. ...............................................................         600,000         19,104,000
        QUALCOMM Inc. ........................................................................         650,000         24,206,000
        Rockwell Automation Inc. .............................................................         534,500         30,279,425
        Rockwell Collins Inc. ................................................................         117,000          5,019,300
     (b)Varian Inc. ..........................................................................         750,000         29,947,500
     (b)Varian Semiconductor Equipment Associates Inc. .......................................         500,000         17,140,000
 (a),(b)Vitesse Semiconductor Corp. ..........................................................       4,500,000         13,050,000
        Xilinx Inc. ..........................................................................         300,000          8,757,000
                                                                                                                   --------------
                                                                                                                      332,049,813
                                                                                                                   --------------


                                       Quarterly Statements of Investments  | 15

FRANKLIN STRATEGIC SERIES

        -------------------------------------------------------------------------------------------------------------------------
        FRANKLIN FLEX CAP GROWTH FUND                                                              SHARES               VALUE
        -------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        ENERGY MINERALS 3.3%
        Apache Corp. ..........................................................                        500,000     $   27,210,000
        ExxonMobil Corp. ......................................................                        400,000         20,640,000
        Peabody Energy Corp. ..................................................                        250,000         21,187,500
                                                                                                                   --------------
                                                                                                                       69,037,500
                                                                                                                   --------------

        FINANCE 12.3%
        Calamos Asset Management Inc., A ......................................                        500,000         12,630,000
 (a),(b)CapitalSource Inc. ....................................................                      1,000,000         23,610,000
        City National Corp. ...................................................                        400,000         27,916,000
        Countrywide Financial Corp. ...........................................                        699,998         25,899,926
     (b)E*TRADE Financial Corp. ...............................................                      2,000,000         27,500,000
        Freddie Mac ...........................................................                        300,000         19,587,000
        Golden West Financial Corp. ...........................................                        320,000         20,678,400
        Investors Financial Services Corp. ....................................                        600,000         30,246,000
        The PMI Group Inc. ....................................................                        250,000          9,942,500
        UCBH Holdings Inc. ....................................................                        500,000         22,035,000
        Wells Fargo & Co. .....................................................                        650,000         39,845,000
                                                                                                                   --------------
                                                                                                                      259,889,826
                                                                                                                   --------------

        HEALTH SERVICES 3.2%
     (b)Davita Inc. ...........................................................                        300,000         12,588,000
        Quest Diagnostics Inc. ................................................                        200,000         19,060,000
     (b)VCA Antech Inc. .......................................................                      1,900,000         35,245,000
                                                                                                                   --------------
                                                                                                                       66,893,000
                                                                                                                   --------------

      HEALTH TECHNOLOGY 18.4%
     (b)Amgen Inc. ............................................................                        900,000         56,016,000
        Beckman Coulter Inc. ..................................................                        418,100         28,012,700
     (b)Biogen Idec Inc. ......................................................                        450,000         29,232,000
        Biomet Inc. ...........................................................                        250,000         10,620,000
        Cooper Cos. Inc. ......................................................                        350,000         26,845,000
     (b)Gen-Probe Inc. ........................................................                        250,000         12,202,500
     (b)Genentech Inc. ........................................................                        500,000         23,855,000
     (b)Gilead Sciences Inc. ..................................................                        700,000         23,170,000
     (b)Invitrogen Corp. ......................................................                        350,000         24,048,500
        Johnson & Johnson .....................................................                        600,000         38,820,000
        Medtronic Inc. ........................................................                        350,000         18,371,500
 (a),(b)Nuvelo Inc. ...........................................................                        300,000          2,370,000
        Pfizer Inc. ...........................................................                        800,000         19,328,000
 (a),(b)ResMed Inc. ...........................................................                        300,000         15,390,000
     (b)Varian Medical Systems Inc. ...........................................                        750,000         28,297,500
     (b)Zimmer Holdings Inc. ..................................................                        400,000         31,540,000
                                                                                                                   --------------
                                                                                                                      388,118,700
                                                                                                                   --------------


16 |  Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

        -------------------------------------------------------------------------------------------------------------------------
        FRANKLIN FLEX CAP GROWTH FUND                                                               SHARES             VALUE
        -------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        INDUSTRIAL SERVICES 2.0%
     (b)Jacobs Engineering Group Inc. ........................................................         325,000     $   16,506,750
     (b)Smith International Inc. .............................................................         450,000         26,640,000
                                                                                                                   --------------
                                                                                                                       43,146,750
                                                                                                                   --------------

        PROCESS INDUSTRIES 3.8%
        Air Products & Chemicals Inc. ........................................................         600,000         35,346,000
        Bunge Ltd. ...........................................................................         488,500         27,619,790
        Ecolab Inc. ..........................................................................         400,000         13,460,000
        Valspar Corp. ........................................................................          79,800          3,910,200
                                                                                                                   --------------
                                                                                                                       80,335,990
                                                                                                                   --------------

        PRODUCER MANUFACTURING 1.5%
        Masco Corp. ..........................................................................         450,000         16,560,000
        PACCAR Inc. ..........................................................................         200,000         14,132,000
                                                                                                                   --------------
                                                                                                                       30,692,000
                                                                                                                   --------------

        REAL ESTATE INVESTMENT TRUSTS 1.6%
        Alexandria Real Estate Equities Inc. .................................................         300,000         19,968,000
        Catellus Development Corp. ...........................................................         551,476         14,790,586
                                                                                                                   --------------
                                                                                                                       34,758,586
                                                                                                                   --------------

        RETAIL TRADE 3.5%
     (b)Aeropostale Inc. .....................................................................         450,000         12,505,500
        Big 5 Sporting Goods Corp. ...........................................................         400,000         10,952,000
     (b)Chico's FAS Inc. .....................................................................         150,000          7,902,000
     (b)Gymboree Corp. .......................................................................         439,700          5,663,336
 (a),(b)Hot Topic Inc. .......................................................................         500,000          9,690,000
        Lowe's Cos. Inc. .....................................................................         175,000          9,973,250
     (b)Tuesday Morning Corp. ................................................................         567,600         16,307,148
                                                                                                                   --------------
                                                                                                                       72,993,234
                                                                                                                   --------------

        TECHNOLOGY SERVICES 10.9%
     (b)Accenture Ltd., A (Bermuda) ..........................................................         900,000         23,445,000
        Adobe Systems Inc. ...................................................................         300,000         17,070,000
 (a),(b)Ask Jeeves Inc. ......................................................................         500,000         14,180,000
     (b)Cognizant Technology Solutions Corp., A ..............................................         750,000         28,425,000
     (b)Cognos Inc. (Canada) .................................................................         517,000         21,388,290
        Fair Isaac Corp. .....................................................................         500,000         17,275,000
        First Data Corp. .....................................................................         500,000         20,370,000
     (b)Intuit Inc. ..........................................................................         300,000         11,700,000
        Paychex Inc. .........................................................................         500,000         15,245,000
     (b)VeriSign Inc. ........................................................................         600,000         15,504,000
     (b)Yahoo! Inc. ..........................................................................       1,250,000         44,012,500
                                                                                                                   --------------
                                                                                                                      228,614,790
                                                                                                                   --------------


                                       Quarterly Statements of Investments  | 17

FRANKLIN STRATEGIC SERIES

        -------------------------------------------------------------------------------------------------------------------------
        FRANKLIN FLEX CAP GROWTH FUND                                                              SHARES              VALUE
        -------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        TRANSPORTATION 2.3%
        Expeditors International of Washington Inc. ..........................................         850,000     $   47,719,000
                                                                                                                   --------------

        UTILITIES .3%
        American States Water Co. ............................................................         247,500          6,422,625
                                                                                                                   --------------
        TOTAL COMMON STOCKS (COST $1,362,253,892).............................................                      1,930,900,314
                                                                                                                   --------------

        CONVERTIBLE PREFERRED STOCKS .7%
        ELECTRONIC TECHNOLOGY .0%
 (b),(c)Anda Networks, cvt. pfd., D ..........................................................         145,772                 --
 (b),(c)Kestrel Solutions, cvt. pfd., D ......................................................         124,712                 --
                                                                                                                   --------------
                                                                                                                               --
                                                                                                                   --------------

        HEALTH TECHNOLOGY .7%
 (b),(c)Fibrogen Inc., cvt. pfd., E ..........................................................       2,227,171         10,133,628
 (b),(c)Masimo Corp., cvt. pfd., F ...........................................................         772,727          4,249,999
                                                                                                                   --------------
                                                                                                                       14,383,627
                                                                                                                   --------------
        TOTAL CONVERTIBLE PREFERRED STOCKS (COST $22,124,992).................................                         14,383,627
                                                                                                                   --------------
        TOTAL LONG TERM INVESTMENTS (COST $1,384,378,884).....................................                      1,945,283,941
                                                                                                                   --------------

        SHORT TERM INVESTMENTS 12.6%
        MONEY FUND (COST $185,601,978) 8.8%
     (d)Franklin Institutional Fiduciary Trust Money Market Portfolio ........................     185,601,978        185,601,978
                                                                                                                   --------------
                                                                                               ----------------
                                                                                               PRINCIPAL AMOUNT
                                                                                               ----------------
        REPURCHASE AGREEMENTS 3.8%
 (e),(f)Barclays Capital Inc., 2.51%, 2/01/05 (Maturity Value $10,000,697)
          Collateralized by U.S. Government Agency Securities, 0.00 - 7.65%,
          2/01/05 - 7/15/32 ..................................................................  $   10,000,000         10,000,000
 (e),(f)Bear, Stearns & Co. Inc., 2.51%, 2/01/05 (Maturity Value $10,000,697)
          Collateralized by U.S. Government Agency Securities, 0.00 - 8.625%,
          2/15/05 - 7/15/32 ..................................................................      10,000,000         10,000,000
 (e),(f)Credit Suisse First Boston LLC, 2.50%, 2/01/05 (Maturity Value $10,000,694)
          Collateralized by ((g))U.S. Government Agency Securities, 2/15/07 - 11/15/23 .......      10,000,000         10,000,000
 (e),(f)Deutsche Bank Securities Inc., 2.50%, 2/01/05 (Maturity Value $10,000,694)
          Collateralized by U.S. Government Agency Securities, 0.00 - 7.25%,
          2/25/05 - 5/15/30 ..................................................................      10,000,000         10,000,000
 (e),(f)Goldman, Sachs & Co., 2.50%, 2/01/05 (Maturity Value $9,752,677)
          Collateralized by U.S. Government Agency Securities, 2.973 - 10.00%,
          2/01/07 - 4/01/44 ..................................................................       9,752,000          9,752,000
 (e),(f)J. P. Morgan Securities Inc., 2.52%, 2/01/05 (Maturity Value $10,000,700)
          Collateralized by U.S. Government Agency Securities, 4.00 - 9.50%,
          5/01/06 - 7/01/36 ..................................................................      10,000,000         10,000,000
 (e),(f)Merrill Lynch Government Securities Inc., 2.50%, 2/01/05 (Maturity Value $10,000,694)
          Collateralized by U.S. Government Agency Securities, 0.00 - 7.625%,
          2/02/05 - 8/06/38. .................................................................      10,000,000         10,000,000



18 |  Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

        -------------------------------------------------------------------------------------------------------------------------
        FRANKLIN FLEX CAP GROWTH FUND                                                          PRINCIPAL AMOUNT         VALUE
        -------------------------------------------------------------------------------------------------------------------------
        REPURCHASE AGREEMENTS (CONT.)
 (e),(f)Morgan Stanley & Co. Inc., 2.53%, 2/01/05 (Maturity Value $10,000,703)
        Collateralized by U.S. Government Agency Securities, 5.00 - 5.50%, 8/01/33 - 1/01/35..  $   10,000,000     $   10,000,000
                                                                                                                   --------------
        TOTAL REPURCHASE AGREEMENTS (COST $79,752,000)........................................                         79,752,000
                                                                                                                   --------------
        TOTAL INVESTMENTS (COST $1,649,732,862) 105.1%........................................                      2,210,637,919
        OTHER ASSETS, LESS LIABILITIES (5.1)%.................................................                       (107,054,684)
                                                                                                                   --------------
        NET ASSETS 100.0%.....................................................................                     $2,103,583,235
                                                                                                                   ==============

See glossary of terms on page 64.

(a)   Security on loan.

(b)   Non-income producing.

(c)   See Note 2 regarding restricted securities.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(e) At January 31, 2005, all repurchase agreements had been entered into on that date.

(f)   Collateral for loaned securities.

(g)   Security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                   See Notes to Statements of Investments.  | 19

                      This page intentionally left blank.


20 |  Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

    -----------------------------------------------------------------------------------------------------------------------
    FRANKLIN GLOBAL COMMUNICATIONS FUND                                     COUNTRY             SHARES            VALUE
    -----------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 98.9%
    AEROSPACE & DEFENSE .8%
 (a)Essex Corp. .....................................................    United States            29,100       $    517,107
                                                                                                               ------------

    BROADCASTING 10.9%
 (a)Cumulus Media Inc., A ...........................................    United States            53,600            741,824
 (a)Entravision Communications Corp. ................................    United States            47,300            378,400
    Grupo Televisa SA, ADR ..........................................       Mexico                47,200          2,776,776
 (a)Radio One Inc., D ...............................................    United States            58,000            910,600
 (a)Univision Communications Inc., A ................................    United States            33,900            925,809
 (a)Westwood One Inc. ...............................................    United States            35,100            847,665
 (a)XM Satellite Radio Holdings Inc., A .............................    United States            26,800            855,188
                                                                                                               ------------
                                                                                                                  7,436,262
                                                                                                               ------------

    COMPUTER COMMUNICATIONS 2.3%
 (a)Avaya Inc. ......................................................    United States            23,600            338,660
 (a)F5 Networks Inc. ................................................    United States            20,600            987,564
 (a)Finisar Corp. ...................................................    United States           151,500            265,125
                                                                                                               ------------
                                                                                                                  1,591,349
                                                                                                               ------------

    COMPUTER PERIPHERALS 4.2%
 (a)Advanced Digital Information Corp. ..............................    United States            73,600            769,856
 (a)ATI Technologies Inc. ...........................................       Canada                40,900            708,797
 (a)EMC Corp. .......................................................    United States            75,200            985,120
 (a)Synaptics Inc. ..................................................    United States            11,900            441,133
                                                                                                               ------------
                                                                                                                  2,904,906
                                                                                                               ------------

    COMPUTER PROCESSING HARDWARE 1.5%
 (a)Sun Microsystems Inc. ...........................................    United States           240,000          1,046,400
                                                                                                               ------------

    ELECTRONIC EQUIPMENT/INSTRUMENTS .5%
    Tektronix Inc. ..................................................    United States            12,400            357,368
                                                                                                               ------------

    INTERNET SOFTWARE/SERVICES 10.8%
 (a)Ask Jeeves Inc. .................................................    United States            40,800          1,157,088
 (a)Google Inc., A ..................................................    United States             2,500            489,075
 (a)JAMDAT Mobile Inc. ..............................................    United States            30,400            666,672
 (a)OpenTV Corp., A .................................................    United States           116,400            318,936
 (a)RealNetworks Inc. ...............................................    United States            83,900            509,273
 (a)SINA Corp. ......................................................        China                38,800          1,028,200
 (a)VeriSign Inc. ...................................................    United States            53,800          1,390,192
 (a)Websense Inc. ...................................................    United States             8,500            456,450
 (a)Yahoo! Inc. .....................................................    United States            38,700          1,362,627
                                                                                                               ------------
                                                                                                                  7,378,513
                                                                                                               ------------

    MAJOR TELECOMMUNICATIONS 15.5%
    Alltel Corp. ....................................................    United States            25,500          1,403,520
    BellSouth Corp. .................................................    United States            38,900          1,020,736
    PT Telekomunikasi Indonesia TBK, B ..............................      Indonesia           1,880,000            984,615
    Portugal Telecom SGPS SA, ADR ...................................      Portugal               51,862            642,052
    Sprint Corp. ....................................................    United States           112,100          2,671,343


                                       Quarterly Statements of Investments  | 21

FRANKLIN STRATEGIC SERIES

    -----------------------------------------------------------------------------------------------------------------------
    FRANKLIN GLOBAL COMMUNICATIONS FUND                                     COUNTRY            SHARES             VALUE
    -----------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    MAJOR TELECOMMUNICATIONS (CONT.)
    Telecom Corp. of New Zealand Ltd. ...............................     New Zealand            310,036       $  1,355,397
    Telefonica SA, ADR ..............................................        Spain                22,342          1,217,862
    Telus Corp. .....................................................       Canada                 5,200            150,919
    Telus Corp. (Non Voting) ........................................       Canada                36,700          1,027,600
    Verizon Communications Inc. .....................................    United States             4,600            163,714
                                                                                                               ------------
                                                                                                                 10,637,758
                                                                                                               ------------

    MEDIA CONGLOMERATES 4.4%
 (a)News Corp. Ltd., A ..............................................    United States            21,000            357,000
 (a)Time Warner Inc. ................................................    United States            19,000            342,000
    Viacom Inc., B ..................................................    United States            18,300            683,322
    The Walt Disney Co. .............................................    United States            57,500          1,646,225
                                                                                                               ------------
                                                                                                                  3,028,547
                                                                                                               ------------

    MOVIES/ENTERTAINMENT .1%
 (a)DreamWorks Animation Inc., A ....................................    United States             1,500             52,995
                                                                                                               ------------

    PUBLISHING: NEWSPAPERS .5%
    Gannett Co. Inc. ................................................    United States             4,300            344,172
                                                                                                               ------------

    SPECIALTY TELECOMMUNICATIONS 5.1%
 (a)American Tower Corp., A .........................................    United States            80,200          1,453,224
    Citizens Communications Co. .....................................    United States            50,600            682,594
 (a)Crown Castle International Corp. ................................    United States            81,538          1,337,223
                                                                                                               ------------
                                                                                                                  3,473,041
                                                                                                               ------------

    TELECOMMUNICATIONS EQUIPMENT 18.5%
    ADTRAN Inc. .....................................................    United States            39,700            711,027
 (a)Alcatel SA, ADR .................................................       France                72,300          1,035,336
 (a)Comverse Technology Inc. ........................................    United States            34,600            773,310
 (a)Maroc Telecom ...................................................       Morocco               55,200            561,849
    Motorola Inc. ...................................................    United States            40,800            642,192
    Nokia Corp., ADR ................................................       Finland              204,200          3,120,176
    QUALCOMM Inc. ...................................................    United States            74,800          2,785,552
 (a)Research in Motion Ltd. .........................................       Canada                25,400          1,810,766
 (a)Trimble Navigation Ltd. .........................................    United States            22,900            814,324
 (a)ViaSat Inc. .....................................................    United States            18,800            418,488
                                                                                                               ------------
                                                                                                                 12,673,020
                                                                                                               ------------

    WIRELESS COMMUNICATIONS 23.8%
    America Movil SA de CV, L, ADR ..................................       Mexico                79,900          4,239,494
 (a)Europolitan Holdings AB .........................................       Sweden               134,100            901,532
 (a)InPhonic Inc. ...................................................    United States            23,300            585,995
    Mobile Telesystems, ADR .........................................       Russia                21,600            777,168
 (a)Nextel Communications Inc., A ...................................    United States            48,000          1,377,120
 (a)Nextel Partners Inc., A .........................................    United States            34,500            686,205
 (a)NII Holdings Inc., B ............................................    United States            41,600          2,238,080


22 |  Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

       --------------------------------------------------------------------------------------------------------------------
       FRANKLIN GLOBAL COMMUNICATIONS FUND                                 COUNTRY               SHARES           VALUE
       --------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       WIRELESS COMMUNICATIONS (CONT.)
       Rogers Communications Inc., B ................................       Canada                 7,600       $    203,528
       SK Telecom Co. Ltd., ADR .....................................    South Korea              50,500          1,007,980
       Turkcell Iletisim Hizmetleri AS, ADR .........................       Turkey                45,321            812,152
    (a)UbiquiTel Inc. ...............................................   United States            121,000            845,790
    (a)U.S. Unwired Inc., A .........................................   United States            150,700            753,500
       Vodafone Group PLC, ADR ......................................   United Kingdom            32,900            854,742
    (a)Western Wireless Corp., A ....................................   United States             27,100          1,023,838
                                                                                                               ------------
                                                                                                                 16,307,124
                                                                                                               ------------
       TOTAL COMMON STOCKS (COST $55,324,313)........................                                            67,748,562
                                                                                                               ------------

       PREFERRED STOCKS .9%
       TELECOMMUNICATIONS EQUIPMENT
(a),(b)Kestrel Solutions, pfd., D ...................................   United States             95,932                 --
       Tele Norte Leste Participacoes SA, ADR, pfd. .................       Brazil                26,400            380,424
       Telecomunicacoes De Sao Paulo SA, ADR, pfd. ..................       Brazil                12,000            226,800
                                                                                                               ------------
       TOTAL PREFERRED STOCKS (COST $1,820,550)......................                                               607,224
                                                                                                               ------------
       TOTAL LONG TERM INVESTMENTS (COST $57,144,863)................                                            68,355,786
                                                                                                               ------------
       SHORT TERM INVESTMENTS (COST $653) .0%(d)
       MONEY FUND
    (c)Franklin Institutional Fiduciary Trust Money Market Portfolio    United States                653                653
                                                                                                               ------------
       TOTAL INVESTMENTS (COST $57,145,516) 99.8%....................                                            68,356,439
       OTHER ASSETS, LESS LIABILITIES .2%............................                                               147,451
                                                                                                               ------------
       NET ASSETS 100.0%.............................................                                          $ 68,503,890
                                                                                                               ============

See glossary of terms on page 64.

(a)   Non-income producing.

(b)   See Note 2 regarding restricted securities.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(d)   Rounds to less than .05% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 23

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24 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

   ------------------------------------------------------------------------------------------------------------------------
   FRANKLIN GLOBAL HEALTH CARE FUND                                        COUNTRY               SHARES           VALUE
   ------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 94.9%
   BIOTECHNOLOGY 18.1%
(a)Amgen Inc. .......................................................   United States            100,200       $  6,236,448
(a)Angiotech Pharmaceuticals Inc. ...................................       Canada                31,100            528,078
(a)Ariad Pharmaceuticals Inc. .......................................   United States             84,500            634,595
(a)Biogen Idec Inc. .................................................   United States             30,100          1,955,296
(a)Celgene Corp. ....................................................   United States             24,600            672,564
(a)Chiron Corp. .....................................................   United States             27,800            913,230
(a)Corixa Corp. .....................................................   United States            147,700            556,829
(a)Digene Corp. .....................................................   United States             29,500            755,495
(a)Discovery Partners International Inc. ............................   United States             61,000            259,860
(a)Eyetech Pharmaceuticals Inc. .....................................   United States             13,600            501,296
(a)Invitrogen Corp. .................................................   United States             19,700          1,353,587
(a)Ista Pharmaceuticals Inc. ........................................   United States             55,100            560,367
(a)Keryx Biophamaceuticals Inc. .....................................   United States             41,400            592,020
(a)Ligand Pharmaceuticals Inc., B ...................................   United States             53,500            556,935
(a)MGI Pharma Inc. ..................................................   United States             30,400            689,776
(a)Neurocrine Biosciences Inc. ......................................   United States             13,800            631,350
(a)OSI Pharmaceuticals Inc. .........................................   United States              9,800            637,980
(a)Protein Design Labs Inc. .........................................   United States             31,800            641,406
(a)Regeneration Technologies Inc. ...................................   United States             61,600            633,556
(a)Serologicals Corp. ...............................................   United States             25,900            612,276
(a)SuperGen Inc. ....................................................   United States             48,700            242,039
(a)Telik Inc. .......................................................   United States             45,100            857,802
(a)Vicuron Pharmaceuticals Inc. .....................................   United States             50,900            771,135
(a)Xenogen Corp. ....................................................   United States             32,000            168,928
                                                                                                               ------------
                                                                                                                 21,962,848
                                                                                                               ------------

   ELECTRICAL PRODUCTS .5%
(a)Wilson Greatbatch Technologies Inc. ..............................   United States             32,100            571,380
                                                                                                               ------------

   ELECTRONIC EQUIPMENT/INSTRUMENTS 1.2%
(a)Thermo Electron Corp. ............................................   United States             49,500          1,482,030
                                                                                                               ------------

   GENERIC PHARMACEUTICALS 2.4%
(a)Impax Laboratories Inc. ..........................................   United States             53,200            912,114
(a)Taro Pharmaceutical Industries Ltd. ..............................   United States             39,300          1,180,572
(a)Watson Pharmaceuticals Inc. ......................................   United States             28,600            853,138
                                                                                                               ------------
                                                                                                                  2,945,824
                                                                                                               ------------

   HOSPITAL/NURSING MANAGEMENT 4.0%
(a)Community Health Systems Inc. ....................................   United States             64,100          1,857,618
(a)Genesis HealthCare Corp. .........................................   United States             17,350            601,698
(a)Sun Healthcare Group Inc. ........................................   United States             70,100            533,461
(a)Triad Hospitals Inc. .............................................   United States             23,700            964,353
   Universal Health Services Inc., B ................................   United States             21,400            921,056
                                                                                                               ------------
                                                                                                                  4,878,186
                                                                                                               ------------

   INDUSTRIAL SPECIALTIES 1.0%
   Mine Safety Appliances Co. .......................................   United States             24,400          1,194,624
                                                                                                               ------------


                                        Quarterly Statements of Investments | 25

FRANKLIN STRATEGIC SERIES

   ------------------------------------------------------------------------------------------------------------------------
   FRANKLIN GLOBAL HEALTH CARE FUND                                        COUNTRY               SHARES           VALUE
   ------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   MAJOR PHARMACEUTICALS 25.7%

   Abbott Laboratories ..............................................   United States             28,500       $  1,283,070
   Eli Lilly & Co. ..................................................   United States             41,000          2,223,840
   GlaxoSmithKline PLC, ADR .........................................   United Kingdom            34,400          1,533,208
   Johnson & Johnson ................................................   United States             15,300            989,910
   Merck & Co. Inc. .................................................   United States             95,100          2,667,555
(a)Merck KGaA .......................................................      Germany                36,000          2,383,391
(a)Novartis AG ......................................................    Switzerland              63,600          3,048,436
   Pfizer Inc. ......................................................   United States            257,460          6,220,234
(a)Roche Holding AG .................................................    Switzerland              30,200          3,215,035
   Sanofi-Aventis ...................................................       France                20,400          1,522,071
   Wyeth ............................................................   United States            154,100          6,106,983
                                                                                                               ------------
                                                                                                                 31,193,733
                                                                                                               ------------
   MANAGED HEALTH CARE 9.9%
   Aetna Inc. .......................................................   United States             11,700          1,486,485
(a)Caremark Rx Inc. .................................................   United States             52,600          2,056,660
(a)Health Net Inc., A ...............................................   United States             42,500          1,236,325
(a)Molina Healthcare Inc. ...........................................   United States              8,400            417,732
(a)PacifiCare Health Systems Inc. ...................................   United States             31,000          1,907,430
(a)Sierra Health Services Inc. ......................................   United States             18,200            999,726
(a)Wellpoint Inc. ...................................................   United States             32,300          3,924,450
                                                                                                               ------------
                                                                                                                 12,028,808
                                                                                                               ------------
   MEDICAL DISTRIBUTORS 1.3%
(a)Andrx Group ......................................................   United States             17,500            382,200
   Cardinal Health Inc. .............................................   United States             21,900          1,233,408
                                                                                                               ------------
                                                                                                                  1,615,608
                                                                                                               ------------
   MEDICAL SPECIALTIES 15.9%
(a)Advanced Neuromodulation Systems Inc. ............................   United States             15,400            608,454
   Baxter International Inc. ........................................   United States             70,300          2,373,328
   Beckman Coulter Inc. .............................................   United States             19,800          1,326,600
(a)Bio-Rad Laboratories Inc., A .....................................   United States             16,600            975,914
(a)Boston Scientific Corp. ..........................................   United States             30,200            998,412
(a)Cytyc Corp. ......................................................   United States             24,200            606,210
   Dentsply International Inc. ......................................   United States             34,800          1,951,236
(a)Fisher Scientific International Inc. .............................   United States             25,484          1,609,314
   Hillenbrand Industries Inc. ......................................   United States             18,900          1,026,837
(a)INAMED Corp. .....................................................   United States             27,600          1,909,920
(a)Molecular Devices Corp. ..........................................   United States             45,600            865,488
(a)Nektar Therapeutics ..............................................   United States             45,900            773,415
   Smith & Nephew PLC ...............................................   United Kingdom           148,500          1,451,687
(a)STAAR Surgical Co. ...............................................   United States             79,100            514,941
(a)Steris Corp. .....................................................   United States             37,900            898,988
(a)Symmetry Medical Inc. ............................................   United States             17,700            356,655
(a)Thermogenesis Corp. ..............................................   United States             82,800            476,100
(a)Zoll Medical Corp. ...............................................   United States             18,100            590,060
                                                                                                               ------------
                                                                                                                 19,313,559
                                                                                                               ------------


26 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

       --------------------------------------------------------------------------------------------------------------------
       FRANKLIN GLOBAL HEALTH CARE FUND                                    COUNTRY             SHARES             VALUE
       --------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       MEDICAL/NURSING SERVICES 2.9%
    (a)Davita Inc. ..................................................   United States             27,400       $  1,149,704
    (a)Diagnosticos Da America SA, ADR, 144A ........................       Brazil                21,400            664,444
    (a)Hanger Orthopedic Group Inc. .................................   United States             45,200            325,440
    (a)Kindred Healthcare Inc. ......................................   United States             47,700          1,306,503
                                                                                                               ------------
                                                                                                                  3,446,091
                                                                                                               ------------

       OTHER PHARMACEUTICALS 6.0%
    (a)Atherogenics Inc. ............................................   United States             33,000            612,150
    (a)Auxilium Pharmaceuticals Inc. ................................   United States             55,200            387,504
    (a)Connetics Corp. ..............................................   United States             38,400            937,728
    (a)Forest Laboratories Inc. .....................................   United States             37,500          1,557,375
       Medicis Pharmaceutical Corp., A ..............................   United States             14,800            534,280
    (a)Pharmion Corp. ...............................................   United States             19,400            703,444
    (a)Salix Pharmaceuticals Ltd. ...................................       Canada                34,000            511,700
    (a)Sepracor Inc. ................................................   United States             10,800            617,544
       Shire Pharmaceuticals Group PLC, ADR .........................   United Kingdom            41,900          1,466,500
                                                                                                               ------------
                                                                                                                  7,328,225
                                                                                                               ------------

       PACKAGED SOFTWARE .5%
    (a)Intralase Corp. ..............................................   United States             27,400            630,200
                                                                                                               ------------
       SERVICES TO THE HEALTH INDUSTRY 5.5%
    (a)Accredo Health Inc. ..........................................   United States             33,300            991,674
    (a)HealthSouth Corp. ............................................   United States            209,100          1,223,235
       Omnicare Inc. ................................................   United States             40,000          1,230,000
    (a)Pharmaceutical Product Development Inc. ......................   United States             76,300          3,162,635
                                                                                                               ------------
                                                                                                                  6,607,544
                                                                                                               ------------

       TOTAL COMMON STOCKS (COST $102,063,046).......................                                           115,198,660

       PREFERRED STOCK (COST $1,500,004) .6%
       HEALTH TECHNOLOGY

(a),(c)Masimo Corp., cvt. pfd., F ...................................   United States            136,364            750,002
                                                                                                               ------------
       TOTAL LONG TERM INVESTMENTS (COST $103,563,050)...............                                           115,948,662
                                                                                                               ------------
       SHORT TERM INVESTMENT (COST $4,949,174) 4.1%
       MONEY FUND
    (b)Franklin Institutional Fiduciary Trust Money Market Portfolio                         $ 4,949,174          4,949,174
                                                                                                               ------------
       TOTAL INVESTMENTS (COST $108,512,224) 99.6%...................                                           120,897,836
       OTHER ASSETS, LESS LIABILITIES .4%............................                                               472,885
                                                                                                               ------------
       NET ASSETS 100.0%.............................................                                          $121,370,721
                                                                                                               ============

See glossary of terms on page 64.

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(c)   See Note 2 regarding restricted securities.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 27

                      This page intentionally left blank.


28 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

   ------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NATURAL RESOURCES FUND                                         COUNTRY       SHARES/WARRANTS          VALUE
   ------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND WARRANTS 96.6%
   ENERGY MINERALS 45.1%
   Apache Corp. .....................................................   United States             56,000       $  3,047,520
   Arch Coal Inc. ...................................................   United States             27,000            986,850
(a)Bill Barrett Corp. ...............................................   United States             20,000            631,600
   BP PLC, ADR ......................................................   United Kingdom           136,500          8,138,130
   Burlington Resources Inc. ........................................   United States             53,000          2,316,630
   Chesapeake Energy Corp. ..........................................   United States            185,000          3,250,450
   ChevronTexaco Corp. ..............................................   United States            132,300          7,197,120
   ConocoPhillips ...................................................   United States             55,000          5,103,450
   Devon Energy Corp. ...............................................   United States            118,000          4,799,060
   ExxonMobil Corp. .................................................   United States            184,200          9,504,720
(a)Foundation Coal Holdings Inc. ....................................   United States            110,000          2,414,500
(a)Houston Exploration Co. ..........................................   United States             24,000          1,301,040
(a)KCS Energy Inc. ..................................................   United States            160,000          2,328,000
   Kerr-McGee Corp. .................................................   United States             46,000          2,840,500
(a)Meridian Resource Corp. ..........................................   United States            200,000          1,062,000
(a)Newfield Exploration Co. .........................................   United States             59,000          3,610,800
   Noble Energy Inc. ................................................   United States             40,000          2,134,000
   Occidental Petroleum Corp. .......................................   United States            119,200          6,958,896
   Peabody Energy Corp. .............................................   United States             63,000          5,339,250
   Petroleo Brasileiro SA, ADR ......................................       Brazil                40,000          1,626,000
   Pioneer Natural Resources Co. ....................................   United States             52,000          1,996,280
   Royal Dutch Petroleum Co., N.Y. shs. .............................    Netherlands              45,100          2,636,997
(a)Spinnaker Exploration Co. ........................................   United States             73,000          2,393,670
   Talisman Energy Inc. .............................................       Canada               103,000          3,069,400
   Total SA, B, ADR .................................................       France                31,000          3,334,050
(a)Venture Production ...............................................   United Kingdom           100,000            494,434
(a)W&T Offshore Inc. ................................................   United States             85,000          1,547,000
(a)Warren Resources Inc. ............................................   United States            150,000          1,317,000
   XTO Energy Inc. ..................................................   United States             43,325          1,555,801
                                                                                                               ------------
                                                                                                                 92,935,148
                                                                                                               ------------

   INDUSTRIAL SERVICES 27.3%
(a)Allied Waste Industries Inc. .....................................   United States            140,000          1,163,400
   Baker Hughes Inc. ................................................   United States             58,800          2,546,040
   BJ Services Co ...................................................   United States             28,000          1,345,400
(a)Cal Dive International Inc. ......................................   United States             58,000          2,534,600
   ENSCO International Inc. .........................................   United States            120,000          4,107,600
(a)Global Industries Ltd. ...........................................   United States            180,000          1,452,600
   GlobalSantaFe Corp. ..............................................   Cayman Islands            85,000          3,005,600
(a)Grant Prideco Inc. ...............................................   United States            110,000          2,156,000
(a)Grey Wolf Inc. ...................................................   United States            431,700          2,288,010
(a)Gulfmark Offshore Inc. ...........................................   United States             16,300            399,839
   Halliburton Co. ..................................................   United States             85,000          3,496,050
(a)Hornbeck Offshore Services Inc. ..................................   United States             71,300          1,547,210
(a)Lone Star Technologies Inc. ......................................   United States             10,000            407,900
(a)Nabors Industries Ltd. ...........................................      Bermuda                77,000          3,880,800
(a)National Oilwell Inc. ............................................   United States             76,000          2,802,880
(a)Noble Corp. ......................................................   United States             58,500          3,461,445
(a)Oil States International Inc. ....................................   United States             84,600          1,611,630


                                        Quarterly Statements of Investments | 29

FRANKLIN STRATEGIC SERIES

       --------------------------------------------------------------------------------------------------------------------
       FRANKLIN NATURAL RESOURCES FUND                                     COUNTRY       SHARES/WARRANTS          VALUE
       --------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND WARRANTS (CONT.)
       INDUSTRIAL SERVICES (CONT.)
       Patterson UTI Energy Inc. ....................................   United States            133,300       $  2,592,685
    (a)Precision Drilling Corp. .....................................       Canada                21,600          1,473,120
    (a)Rowan Cos. Inc. ..............................................   United States            116,000          3,266,560
    (a)Smith International Inc. .....................................   United States             50,000          2,960,000
    (a)Superior Energy Services Inc. ................................   United States             92,000          1,464,640
       Tidewater Inc. ...............................................   United States             38,000          1,472,880
    (a)Weatherford International Ltd. ...............................      Bermuda                50,000          2,713,500
       Western Gas Resources Inc. ...................................   United States             65,000          1,979,250
                                                                                                               ------------
                                                                                                                 56,129,639
                                                                                                               ------------
       NON-ENERGY MINERALS 8.8%
       Alcoa Inc. ...................................................   United States             79,000          2,331,290
       Barrick Gold Corp. ...........................................       Canada                52,200          1,141,092
    (a)Centerra Gold Inc. ...........................................       Canada                17,600            291,583
    (a)Centerra Gold Inc., 144A .....................................       Canada                44,400            735,585
       Cia Vale do Rio Doce, ADR ....................................       Brazil                30,000            907,500
       Freeport McMoRan Copper & Gold Inc., B .......................   United States             57,000          2,098,170
(a),(b)Gammon Lake Resources Inc., wts., 4/30/05 ....................       Canada               161,500            815,052
    (a)International Steel Group ....................................   United States             24,000            966,000
    (a)Meridian Gold Inc. ...........................................   United States             60,000          1,109,400
       Placer Dome Inc. .............................................       Canada                65,000          1,108,250
       Rio Tinto PLC, ADR ...........................................   United Kingdom            10,800          1,356,480
       United States Steel Corp. ....................................   United States             18,000            932,400
    (a)Wheeling-Pittsburgh Corp. ....................................   United States             24,000            835,200
       Xstrata AG ...................................................    Switzerland             122,300          2,130,822
    (a)Zinifex Ltd. .................................................     Australia              625,000          1,336,961
                                                                                                               ------------
                                                                                                                 18,095,785
                                                                                                               ------------
       PROCESS INDUSTRIES 13.9%
       Bowater Inc. .................................................   United States             44,000          1,672,000
       Bunge Ltd. ...................................................   United States             70,000          3,957,800
       Cabot Corp. ..................................................   United States             75,000          2,625,000
       Dow Chemical Co. .............................................   United States             80,000          3,976,000
       E.I. du Pont de Nemours & Co. ................................   United States             48,900          2,325,684
    (a)Graftech International Ltd. ..................................   United States            120,000            976,800
    (a)Headwaters Inc. ..............................................   United States             52,000          1,653,600
       Lyondell Chemical Co. ........................................   United States             76,000          2,235,920
       Minerals Technologies Inc. ...................................   United States             44,000          2,749,120
       Nova Chemicals Corp. .........................................       Canada                44,000          1,986,600
    (a)Smurfit-Stone Container Corp. ................................   United States             90,000          1,353,600
(a),(b)Solutia Inc. .................................................   United States            137,000            123,300
       Valspar Corp. ................................................   United States             37,000          1,813,000
       Westlake Chemical Corp. ......................................   United States             38,000          1,193,200
                                                                                                               ------------
                                                                                                                 28,641,624
                                                                                                               ------------


30 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

   ------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NATURAL RESOURCES FUND                                         COUNTRY       SHARES/WARRANTS          VALUE
   ------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND WARRANTS (CONT.)
   TRANSPORTATION 1.5%
   Arlington Tankers Ltd. ...........................................      Bermuda                42,000       $    984,900
   Nordic American Tanker Shipping Ltd. .............................       Norway                24,000          1,168,800
   Top Tankers Inc. .................................................       Greece                55,000            928,950
                                                                                                               ------------
                                                                                                                  3,082,650
                                                                                                               ------------
   TOTAL COMMON STOCKS AND WARRANTS (COST $152,484,243)..............                                           198,884,846
                                                                                                               ------------
   SHORT TERM INVESTMENT (COST $9,146,281) 4.4%
   MONEY FUND
(c)Franklin Institutional Fiduciary Trust Money Market Portfolio ....   United States          9,146,281          9,146,281
                                                                                                               ------------
   TOTAL INVESTMENTS (COST $161,630,524) 101.0%......................                                           208,031,127
   OTHER ASSETS, LESS LIABILITIES (1.0)%.............................                                            (2,109,184)
                                                                                                               ------------
   NET ASSETS 100.0%.................................................                                          $205,921,943
                                                                                                               ============

See glossary of terms on page 64.

(a)   Non-income producing.

(b)   See Note 2 regarding restricted securities.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 31

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32 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

   ------------------------------------------------------------------------------------------------------------------------
   FRANKLIN SMALL CAP GROWTH FUND II                                                     SHARES/WARRANTS          VALUE
   ------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND WARRANTS 99.3%
   COMMERCIAL SERVICES 3.0%
   CDI Corp. ........................................................                            391,600       $  8,223,600
(a)LECG Corp. .......................................................                            354,700          6,338,489
(a)Maximus Inc. .....................................................                            219,800          6,611,584
   National Financial Partners Corp. ................................                            236,100          9,224,427
(a)PRG-Schultz International Inc. ...................................                          1,414,900          7,852,695
(a)ValueClick Inc. ..................................................                            352,700          4,666,221
                                                                                                               ------------
                                                                                                                 42,917,016
                                                                                                               ------------
   COMMUNICATIONS 1.0%
(a)NII Holdings Inc., B .............................................                            252,400         13,579,120
                                                                                                               ------------
   CONSUMER DURABLES 1.7%
   Briggs & Stratton Corp. ..........................................                            171,700          6,660,243
(a)THQ Inc. .........................................................                            384,300          8,550,675
   Winnebago Industries Inc. ........................................                            276,800          9,546,832
                                                                                                               ------------
                                                                                                                 24,757,750
                                                                                                               ------------
   CONSUMER SERVICES 6.5%
(a)BJ's Restaurant Inc. .............................................                            314,200          4,866,958
(a)Entravision Communications Corp. .................................                            882,000          7,056,000
   Four Seasons Hotels Inc. (Canada) ................................                            234,300         18,031,728
   Jackson Hewitt Tax Service Inc. ..................................                            362,600          8,078,728
(a)La Quinta Corp. ..................................................                            923,200          8,022,608
(a)Panera Bread Co. .................................................                            256,300         13,071,300
(a)Penn National Gaming Inc. ........................................                            339,100         22,241,569
(a)Radio One Inc., D ................................................                            100,100          1,571,570
(a)Red Robin Gourmet Burgers Inc. ...................................                             89,100          4,209,975
(a)Scholastic Corp. .................................................                            150,800          5,164,900
                                                                                                               ------------
                                                                                                                 92,315,336
                                                                                                               ------------
   DISTRIBUTION SERVICES .2%
(a)Andrx Group ......................................................                            120,800          2,638,272
                                                                                                               ------------
   ELECTRONIC TECHNOLOGY 18.0%
(a)Actel Corp. ......................................................                            725,600         12,269,896
(a)Adaptec Inc. .....................................................                            898,900          5,393,400
(a)Avocent Corp. ....................................................                            490,699         17,915,420
(a)Catapult Communications Corp. ....................................                            242,000          5,396,600
(a)Coherent Inc. ....................................................                            363,500         10,905,000
(a)Electro Scientific Industries Inc. ...............................                            848,000         14,984,160
(a)Essex Corp. ......................................................                            403,500          7,170,195
(a)Exar Corp. .......................................................                            813,100         11,684,247
(a)F5 Networks Inc. .................................................                            203,300          9,746,202
(a)FLIR Systems Inc. ................................................                            253,700         15,463,015
(a)FormFactor Inc. ..................................................                             66,900          1,523,313
(a)Integrated Circuit Systems Inc. ..................................                            629,800         11,966,200
(a)Lasercard Corp. ..................................................                            183,200          1,540,712
(a)Microtune Inc. ...................................................                          1,244,900          5,751,438
   National Instruments Corp. .......................................                            587,402         16,059,571


                                        Quarterly Statements of Investments | 33

FRANKLIN STRATEGIC SERIES

   ------------------------------------------------------------------------------------------------------------------------
   FRANKLIN SMALL CAP GROWTH FUND II                                                     SHARES/WARRANTS          VALUE
   ------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND WARRANTS (CONT.)
   ELECTRONIC TECHNOLOGY (CONT.)
(a)Photon Dynamics Inc. .............................................                            237,800       $  5,134,102
(a)Semtech Corp. ....................................................                            971,400         17,854,332
(a)Silicon Laboratories Inc. ........................................                            250,600          8,545,460
   Tektronix Inc. ...................................................                            349,700         10,078,354
(a)Trimble Navigation Ltd. ..........................................                            354,750         12,614,910
(a)Varian Inc. ......................................................                            526,700         21,031,131
(a)Varian Semiconductor Equipment Associates Inc. ...................                            544,200         18,655,176
(a)ViaSat Inc. ......................................................                            505,200         11,245,752
(a)ZiLOG Inc. .......................................................                            515,300          3,659,145
                                                                                                               ------------
                                                                                                                256,587,731
                                                                                                               ------------
   ENERGY MINERALS 2.0%
(a)Bill Barrett Corp. ...............................................                            117,100          3,698,018
(a)Denbury Resources Inc. ...........................................                            246,200          7,189,040
(a)Petroquest Energy Inc. ...........................................                            564,800          2,914,368
(a)Spinnaker Exploration Co. ........................................                            436,900         14,325,951
                                                                                                               ------------
                                                                                                                 28,127,377
                                                                                                               ------------

   FINANCE 7.6%
(a)Advance America Cash Advance Centers Inc. ........................                            216,500          4,827,950
   Ares Capital Corp. ...............................................                            195,600          3,540,360
   East West Bancorp Inc. ...........................................                            284,500         11,078,430
   EMC Insurance Group Inc. .........................................                            239,200          4,784,000
   Federal Agriculture Mortgage Corp., C ............................                             11,200            242,032
   Financial Federal Corp. ..........................................                            337,700         11,650,650
   First State Bancorp ..............................................                            238,707          9,025,511
(a)Franklin Bank Corp. ..............................................                            191,200          3,376,592
(a)GFI Group Inc. ...................................................                             96,000          2,519,040
   Greater Bay Bancorp ..............................................                            459,721         12,536,592
   IPC Holdings Ltd. (Bermuda) ......................................                            230,700          9,737,847
(a)NCO Group Inc. ...................................................                            517,300         11,784,094
   UCBH Holdings Inc. ...............................................                            162,500          7,161,375
   Umpqua Holdings Corp. ............................................                            446,300         10,836,164
   Westamerica Bancorp ..............................................                            102,600          5,326,992
                                                                                                               ------------
                                                                                                                108,427,629
                                                                                                               ------------
   HEALTH SERVICES 8.2%
(a)Centene Corp. ....................................................                            150,600          5,052,630
(a)IDX Systems Corp. ................................................                            194,800          6,042,696
(a)LabOne Inc. ......................................................                            308,100         10,336,755
(a)Molina Healthcare Inc. ...........................................                            192,900          9,592,917
(a)PAREXEL International Corp. ......................................                            453,500         10,757,020
(a)Pharmaceutical Product Development Inc. ..........................                            264,100         10,946,945
(a)Psychiatric Solutions Inc. .......................................                            232,700          8,237,580
(a)Rehabcare Group Inc. .............................................                            371,500         10,037,930
(a)Sierra Health Services Inc. ......................................                            313,200         17,204,076
(a)Symbion Inc. .....................................................                            222,000          4,455,540


34 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

       ---------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP GROWTH FUND II                                                    SHARES/WARRANTS          VALUE
       ---------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND WARRANTS (CONT.)
       HEALTH SERVICES (CONT.)
    (a)United Surgical Partners International Inc. ..................                            283,800       $ 11,178,882
    (a)VCA Antech Inc. ..............................................                            684,200         12,691,910
                                                                                                               ------------
                                                                                                                116,534,881
                                                                                                               ------------
       HEALTH TECHNOLOGY 11.3%
    (a)American Medical Systems Holdings Ltd. .......................                            511,500         20,086,605
    (a)Angiotech Pharmaceuticals Inc. (Canada) ......................                            428,300          7,272,534
    (a)CTI Molecular Imaging Inc. ...................................                            395,500          5,825,715
    (a)Digene Corp. .................................................                            274,800          7,037,628
    (a)Eyetech Pharmaceuticals Inc. .................................                             96,400          3,553,304
    (a)Impax Laboratories Inc. ......................................                            701,100         12,020,360
    (a)InterMune Inc. ...............................................                            323,500          3,691,135
    (a)Medicines Co. ................................................                            339,000          9,325,890
       Medicis Pharmaceutical Corp., A ..............................                            180,000          6,498,000
    (a)Merit Medical Systems Inc. ...................................                            592,434          8,400,714
    (a)Molecular Devices Corp. ......................................                            305,400          5,796,492
    (a)Pharmion Corp. ...............................................                            148,100          5,370,106
    (a)Salix Pharmaceuticals Ltd. (Canada) ..........................                            463,400          6,974,170
    (a)Serologicals Corp. ...........................................                            387,700          9,165,228
    (a)Steris Corp. .................................................                            569,000         13,496,680
    (a)Symmetry Medical Inc. ........................................                            218,100          4,394,715
    (a)Taro Pharmaceutical Industries Ltd. ..........................                            262,980          7,899,919
    (a)Telik Inc. ...................................................                            376,700          7,164,834
    (a)Trimeris Inc. ................................................                            683,135          8,211,283
    (a)Vicuron Pharmaceuticals Inc. .................................                            560,400          8,490,060
                                                                                                               ------------
                                                                                                                160,675,372
                                                                                                               ------------
       INDUSTRIAL SERVICES 4.5%
    (a)Cal Dive International Inc. ..................................                            622,200         27,190,140
    (a)FMC Technologies Inc. ........................................                            493,416         15,113,332
       Patterson UTI Energy Inc. ....................................                            375,700          7,307,365
    (a)Superior Energy Services Inc. ................................                            604,600          9,625,232
    (a)Waste Connections Inc. .......................................                            141,650          4,456,309
                                                                                                               ------------
                                                                                                                 63,692,378
                                                                                                               ------------
       NON-ENERGY MINERALS .9%
(a),(b)Gammon Lake Resources Inc., wts., 4/30/05 (Canada) ...........                            494,000          2,493,099
    (a)Meridian Gold Inc. ...........................................                            195,800          3,620,342
       Reliance Steel & Aluminum Co. ................................                            190,600          7,313,322
                                                                                                               ------------
                                                                                                                 13,426,763
                                                                                                               ------------
       PROCESS INDUSTRIES 6.6%
       Cabot Corp. ..................................................                            455,100         15,928,500
    (a)Cabot Microelectronics Corp. .................................                            364,900         11,103,907
    (a)FMC Corp. ....................................................                            391,700         18,484,323
    (a)Graftech International Ltd. ..................................                            907,000          7,382,980


                                        Quarterly Statements of Investments | 35

FRANKLIN STRATEGIC SERIES

   ------------------------------------------------------------------------------------------------------------------------
   FRANKLIN SMALL CAP GROWTH FUND II                                                     SHARES/WARRANTS          VALUE
   ------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND WARRANTS (CONT.)
   PROCESS INDUSTRIES (CONT.)
(a)Headwaters Inc. ..................................................                            348,500       $ 11,082,300
   Minerals Technologies Inc. .......................................                            284,600         17,781,808
   Westlake Chemical Corp. ..........................................                            374,200         11,749,880
                                                                                                               ------------
                                                                                                                 93,513,698
                                                                                                               ------------

   PRODUCER MANUFACTURING 6.2%
   Ametek Inc. ......................................................                            252,200          9,634,040
   C&D Technologies Inc. ............................................                            164,700          2,501,793
(a)CUNO Inc. ........................................................                            152,200          8,740,846
(a)Flowserve Corp. ..................................................                            680,000         16,966,000
   The Manitowoc Co. Inc. ...........................................                            215,500          7,844,200
(a)Mettler-Toledo International Inc. (Switzerland) ..................                            389,700         19,547,352
   Oshkosh Truck Corp. ..............................................                            118,900          8,726,071
   Roper Industries Inc. ............................................                             15,800            917,348
(a)Wabash National Corp. ............................................                            288,300          7,317,054
(a)Wilson Greatbatch Technologies Inc. ..............................                            369,200          6,571,760
                                                                                                               ------------
                                                                                                                 88,766,464
                                                                                                               ------------

   REAL ESTATE DEVELOPMENT 1.3%
(a)Jones Lang LaSalle Inc. ..........................................                            502,500         17,964,375
                                                                                                               ------------
   REAL ESTATE INVESTMENT TRUSTS .0%(c)
(a)MeriStar Hospitality Corp. .......................................                             53,800            415,336
                                                                                                               ------------
   RETAIL TRADE 4.9%
(a)Cost Plus Inc. ...................................................                            367,400          9,636,902
   The Finish Line Inc., A ..........................................                            251,600          5,107,480
   Fred's Inc. ......................................................                            415,550          6,844,109
(a)Hot Topic Inc. ...................................................                            573,700         11,118,306
(a)J. Jill Group Inc. ...............................................                            294,200          4,254,132
   Regis Corp. ......................................................                            201,100          8,023,890
(a)Tractor Supply Co. ...............................................                            305,400         10,933,320
(a)Tuesday Morning Corp. ............................................                            454,500         13,057,785
                                                                                                               ------------
                                                                                                                 68,975,924
                                                                                                               ------------

   TECHNOLOGY SERVICES 11.3%
(a)Altiris Inc. .....................................................                            156,900          5,100,819
(a)Ask Jeeves Inc. ..................................................                            513,900         14,574,204
(a)BearingPoint Inc. ................................................                          1,214,200          9,580,038
(a)Borland Software Corp. ...........................................                            598,100          5,131,698
(a)Entrust Inc. .....................................................                          1,574,900          5,543,648
(a)FileNET Corp. ....................................................                            533,400         11,921,490
   Global Payments Inc. .............................................                            372,300         21,329,067
(a)Hyperion Solutions Corp. .........................................                            231,200         11,106,848
   Jack Henry & Associates Inc. .....................................                            372,100          7,735,959
(a)JAMDAT Mobile Inc. ...............................................                            231,500          5,076,795
(a)Lawson Software Inc. .............................................                          1,080,900          7,079,895
(a)Macromedia Inc. ..................................................                            644,500         22,067,680
(a)NetIQ Corp. ......................................................                            760,200          8,939,952


36 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

   ------------------------------------------------------------------------------------------------------------------------
   FRANKLIN SMALL CAP GROWTH FUND II                                                     SHARES/WARRANTS          VALUE
   ------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND WARRANTS (CONT.)
   TECHNOLOGY SERVICES (CONT.)
(a)Opsware Inc. .....................................................                            379,800     $    2,180,052
(a)Quest Software Inc. ..............................................                            658,100          9,345,020
(a)Rightnow Technologies Inc. .......................................                            293,900          4,693,583
(a)RSA Security Inc. ................................................                            374,600          6,596,706
(a)Verity Inc. ......................................................                            274,900          3,318,043
                                                                                                             --------------
                                                                                                                161,321,497
                                                                                                             --------------
   TRANSPORTATION 4.1%
(a)Forward Air Corp. ................................................                            492,500         20,987,888
   Knight Transportation Inc. .......................................                            509,500         12,533,700
(a)Landstar System Inc. .............................................                            542,400         18,864,672
   Overnite Corp. ...................................................                            199,000          6,145,120
                                                                                                             --------------
                                                                                                                 58,531,380
                                                                                                             --------------
   TOTAL COMMON STOCKS AND WARRANTS (COST $1,140,680,923)............                                         1,413,168,299
                                                                                                             --------------
   SHORT TERM INVESTMENT (COST $9,997,974) .7%
   MONEY FUND
(d)Franklin Institutional Fiduciary Trust Money Market Portfolio ....                          9,997,974          9,997,974
                                                                                                             --------------
   TOTAL INVESTMENTS (COST $1,150,678,897) 100.0%....................                                         1,423,166,273
   OTHER ASSETS, LESS LIABILITIES (.0)%(c)...........................                                              (489,249)
                                                                                                             --------------
   NET ASSETS 100.0%.................................................                                        $1,422,677,024
                                                                                                             ==============

(a)   Non-income producing.

(b)   See Note 2 regarding restricted securities.

(c)   Rounds to less than .05% of net assets.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 37

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38 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

       --------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL-MID CAP GROWTH FUND                                                       SHARES           VALUE
       --------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 97.4%
       COMMERCIAL SERVICES 3.9%
       Corporate Executive Board Co. ................................                            650,700     $   41,579,730
    (a)Dex Media Inc. ...............................................                          3,075,000         71,924,250
(a),(b)Getty Images Inc. ............................................                            575,200         40,091,440
(a),(b)Iron Mountain Inc. ...........................................                          2,093,100         59,025,420
       Moody's Corp. ................................................                            820,400         68,733,112
       Robert Half International Inc. ...............................                          1,461,900         44,354,046
                                                                                                             --------------
                                                                                                                325,707,998
                                                                                                             --------------

       CONSUMER DURABLES 1.1%
(a),(b)NVR Inc. .....................................................                            119,000         94,158,750
                                                                                                             --------------


       CONSUMER NON-DURABLES 1.2%
    (b)Dean Foods Inc. ..............................................                          1,700,000         59,891,000
(a),(b)NBTY Inc. ....................................................                          1,477,500         40,453,950
                                                                                                             --------------
                                                                                                                100,344,950
                                                                                                             --------------

       CONSUMER SERVICES 2.4%
       Dow Jones & Co. Inc. .........................................                          1,382,200         52,689,464
    (b)Entravision Communications Corp. .............................                          2,801,300         22,410,400
(b),(c)Foveon Inc., 144A ............................................                          1,792,573         13,999,995
(a),(b)Univision Communications Inc., A .............................                            404,905         11,057,956
(a),(b)Weight Watchers International Inc. ...........................                          1,583,800         74,216,868
(a),(b)XM Satellite Radio Holdings Inc., A ..........................                            900,700         28,741,337
                                                                                                             --------------
                                                                                                                203,116,020
                                                                                                             --------------

       ELECTRONIC TECHNOLOGY 18.4%
    (b)Advanced Energy Industries Inc. ..............................                            628,000          4,490,200
    (b)Altera Corp. .................................................                          2,923,900         56,138,880
(a),(b)Avaya Inc. ...................................................                          6,363,800         91,320,530
    (b)Avocent Corp. ................................................                          1,384,036         50,531,154
    (b)Coherent Inc. ................................................                          1,250,000         37,500,000
    (a)Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil) ...                          3,603,100        114,758,735
    (b)EMCORE Corp. .................................................                            689,800          1,834,868
(a),(b)F5 Networks Inc. .............................................                            525,300         25,182,882
(a),(b)FormFactor Inc. ..............................................                          1,320,900         30,076,893
       Intersil Corp., A ............................................                          4,272,500         63,361,175
       L-3 Communications Holdings Inc. .............................                          1,368,500         97,724,585
(a),(b)Lam Research Corp. ...........................................                          3,254,200         87,082,392
       Linear Technology Corp. ......................................                          2,130,000         80,386,200
       Microchip Technology Inc. ....................................                          2,748,900         71,608,845
    (b)Network Appliance Inc. .......................................                          1,306,600         41,602,144
       Rockwell Automation Inc. .....................................                          1,631,000         92,396,150
       Rockwell Collins Inc. ........................................                          2,309,800         99,090,420
(a),(b)Semtech Corp. ................................................                          2,481,200         45,604,456
(a),(b)Silicon Laboratories Inc. ....................................                          1,079,300         36,804,130
    (d)Tektronix Inc. ...............................................                          5,145,100        148,281,782


                                        Quarterly Statements of Investments | 39

FRANKLIN STRATEGIC SERIES

       --------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL-MID CAP GROWTH FUND                                                       SHARES           VALUE
       --------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       ELECTRONIC TECHNOLOGY (CONT.)
    (b)Thermo Electron Corp. ........................................                          5,807,300     $  173,870,562
    (b)Trimble Navigation Ltd. ......................................                          1,761,550         62,640,718
(a),(b)Varian Inc. ..................................................                          1,044,300         41,698,899
                                                                                                             --------------
                                                                                                              1,553,986,600
                                                                                                             --------------

       ENERGY MINERALS 4.0%
       Chesapeake Energy Corp. ......................................                          6,326,600        111,158,362
    (b)Newfield Exploration Co. .....................................                          1,835,500        112,332,600
       Peabody Energy Corp. .........................................                          1,400,700        118,709,325
                                                                                                             --------------
                                                                                                                342,200,287
                                                                                                             --------------

       FINANCE 11.6%
    (b)Ameritrade Holding Corp. .....................................                          8,795,900        113,730,987
       Blackrock Inc. ...............................................                            375,300         30,136,590
       Boston Private Financial Holdings Inc. .......................                            322,000          8,987,020
(a),(b)CapitalSource Inc. ...........................................                          3,854,550         91,005,926
       Chicago Mercantile Exchange ..................................                            201,700         43,264,650
       City National Corp. ..........................................                            657,800         45,907,862
    (a)Commerce Bancorp Inc. ........................................                            819,800         47,171,292
       Cullen/Frost Bankers Inc. ....................................                            852,400         40,028,704
    (b)E*TRADE Financial Corp. ......................................                          6,053,300         83,232,875
       East West Bancorp Inc. .......................................                            853,200         33,223,608
       Federated Investors Inc., B ..................................                          3,383,400         99,404,292
       Fulton Financial Corp. .......................................                            909,000         19,843,470
    (a)Investors Financial Services Corp. ...........................                          1,087,800         54,835,998
       Montpelier Re Holdings Ltd. (Bermuda) ........................                          1,928,400         72,218,580
    (b)Providian Financial Corp. ....................................                          5,503,300         91,795,044
    (a)UCBH Holdings Inc. ...........................................                            966,400         42,589,248
       Westcorp .....................................................                          1,238,500         56,438,445
       White Mountains Insurance Group Inc. .........................                             17,870         10,561,170
                                                                                                             --------------
                                                                                                                984,375,761
                                                                                                             --------------

       HEALTH SERVICES 4.8%
(a),(b)Community Health Systems Inc. ................................                          2,713,500         78,637,230
(a),(b)Express Scripts Inc. .........................................                            408,400         30,299,196
(a),(b)Health Net Inc., A ...........................................                          3,174,800         92,354,932
    (b)Lincare Holdings Inc. ........................................                            528,300         21,924,450
    (b)Molina Healthcare Inc. .......................................                            784,700         39,023,131
    (b)PacifiCare Health Systems Inc. ...............................                            706,600         43,477,098
    (b)Pharmaceutical Product Development Inc. ......................                          1,304,200         54,059,090
(a),(b)VCA Antech Inc. ..............................................                          1,300,600         24,126,130
    (b)Wellchoice Inc. ..............................................                            448,700         23,884,301
                                                                                                             --------------
                                                                                                                407,785,558
                                                                                                             --------------

       HEALTH TECHNOLOGY 15.7%
(a),(b)Adolor Corp. .................................................                          1,000,000          8,830,000
(a),(b)Advanced Neuromodulation Systems Inc. ........................                            570,200         22,528,602
    (b)American Medical Systems Holdings Ltd. .......................                            847,900         33,297,033
(a),(b)Amylin Pharmaceuticals Inc. ..................................                            797,000         17,860,770


40 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

           ----------------------------------------------------------------------------------------------------------------
           FRANKLIN SMALL-MID CAP GROWTH FUND                                                    SHARES           VALUE
           ----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (CONT.)
           HEALTH TECHNOLOGY (CONT.)
        (b)Angiotech Pharmaceuticals Inc. (Canada) ..................                          1,338,600     $   22,729,428
           Beckman Coulter Inc. .....................................                            334,800         22,431,600
           C.R. Bard Inc. ...........................................                          1,070,400         72,573,120
    (a),(b)Celgene Corp. ............................................                          1,933,700         52,867,358
        (b)Cytyc Corp. ..............................................                          2,436,000         61,021,800
           DENTSPLY International Inc. ..............................                          1,296,900         72,717,183
    (a),(b)Exelixis Inc. ............................................                            581,625          4,513,410
    (a),(b)Fisher Scientific International Inc. .....................                          1,856,100        117,212,715
        (b)INAMED Corp. .............................................                            908,700         62,882,040
    (a),(b)Invitrogen Corp. .........................................                            773,300         53,133,443
        (b)Ivax Corp. ...............................................                          2,765,500         41,565,465
    (a),(b)Medicines Co. ............................................                          1,089,000         29,958,390
    (a),(b)MGI Pharma Inc. ..........................................                          1,186,600         26,923,954
        (b)Millennium Pharmaceuticals Inc. ..........................                          1,637,697         15,083,189
        (b)Neurocrine Biosciences Inc. ..............................                            200,000          9,150,000
           Pall Corp. ...............................................                          5,281,700        142,236,181
    (a),(b)Pharmion Corp. ...........................................                            332,200         12,045,572
    (a),(b)Protein Design Labs Inc. .................................                          1,630,600         32,889,202
    (a),(b)Sepracor Inc. ............................................                            374,900         21,436,782
(a),(b),(d)Stereotaxis Inc. .........................................                          1,463,200         13,754,080
    (a),(b)Tanox Inc. ...............................................                            211,900          2,515,253
    (a),(b)Telik Inc. ...............................................                          2,043,200         38,861,664
    (a),(b)Trimeris Inc. ............................................                            321,600          3,865,632
        (b)Varian Medical Systems Inc. ..............................                          2,905,200        109,613,196
    (a),(b)Vicuron Pharmaceuticals Inc. .............................                          1,172,000         17,755,800
        (b)Waters Corp. .............................................                          2,508,900        123,136,812
        (b)Watson Pharmaceuticals Inc. ..............................                          2,242,600         66,896,758
                                                                                                             --------------
                                                                                                              1,332,286,432
                                                                                                             --------------

           INDUSTRIAL SERVICES 3.6%
        (b)Core Laboratories NV (Netherlands) .......................                            400,200          8,640,318
        (a)GlobalSantaFe Corp. (Cayman Islands) .....................                          1,380,800         48,825,088
        (b)Grey Wolf Inc. ...........................................                          1,242,700          6,586,310
        (b)Rowan Cos. Inc. ..........................................                          2,951,400         83,111,424
        (b)Varco International Inc. .................................                          3,363,681        102,962,275
    (a),(b)Waste Connections Inc. ...................................                          1,850,850         58,227,741
                                                                                                             --------------
                                                                                                                308,353,156
                                                                                                             --------------

           PROCESS INDUSTRIES 6.1%
           Bunge Ltd. ...............................................                          3,431,200        194,000,048
        (d)Cabot Corp. ..............................................                          3,232,600        113,141,000
           Lyondell Chemical Co. ....................................                          3,908,300        114,982,186
           Nova Chemicals Corp. (Canada) ............................                          2,033,500         91,812,525
                                                                                                             --------------
                                                                                                                513,935,759
                                                                                                             --------------

           PRODUCER MANUFACTURING 6.0%
           Autoliv Inc. (Sweden) ....................................                          2,038,600         96,119,990
           Borg Warner Inc. .........................................                          2,034,000        109,205,460
        (a)Gentex Corp. .............................................                          2,340,900         79,192,647


                                        Quarterly Statements of Investments | 41

FRANKLIN STRATEGIC SERIES

       --------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL-MID CAP GROWTH FUND                                                       SHARES           VALUE
       --------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       PRODUCER MANUFACTURING (CONT.)
       Gibraltar Industries Inc. ....................................                          1,452,150     $   35,214,638
       Kennametal Inc. ..............................................                            708,300         34,664,202
    (b)Mettler-Toledo International Inc. (Switzerland) ..............                          1,973,100         98,970,696
(b),(c)Mirapoint Inc., 144A .........................................                            682,128                 --
       Oshkosh Truck Corp. ..........................................                            762,400         55,952,536
                                                                                                             --------------
                                                                                                                509,320,169
                                                                                                             --------------

       RETAIL TRADE 5.3%
    (b)Advance Auto Parts Inc. ......................................                          1,792,800         77,269,680
(a),(b)Chico's FAS Inc. .............................................                          1,563,800         82,380,984
       Dollar General Corp. .........................................                          3,051,800         61,676,878
(a),(b)Dollar Tree Stores Inc. ......................................                          2,340,000         63,718,200
(b),(d)Gymboree Corp. ...............................................                          2,323,000         29,920,240
    (a)Ross Stores Inc. .............................................                          1,718,500         49,183,470
    (a)Tiffany & Co. ................................................                          1,292,100         40,610,703
(a),(b)Tuesday Morning Corp. ........................................                          1,582,200         45,456,606
                                                                                                             --------------
                                                                                                                450,216,761
                                                                                                             --------------

       TECHNOLOGY SERVICES 10.1%
    (b)Affiliated Computer Services Inc., A .........................                            162,317          8,795,958
    (b)Alliance Data Systems Corp. ..................................                            690,500         29,981,510
    (b)Amdocs Ltd. ..................................................                          3,257,500         96,910,625
(a),(b)Ask Jeeves Inc. ..............................................                          1,475,500         41,845,180
(a),(b)CNET Networks Inc. ...........................................                          3,262,000         35,882,000
    (b)Cognizant Technology Solutions Corp., A ......................                          4,003,000        151,713,700
    (b)Cognos Inc. (Canada) .........................................                            600,000         24,822,000
    (a)Fair Isaac Corp. .............................................                          1,173,500         40,544,425
(a),(b)FileNET Corp. ................................................                            803,100         17,949,285
    (b)Hewitt Associates Inc. .......................................                          1,592,400         47,612,760
(a),(b)Hyperion Solutions Corp. .....................................                          1,633,500         78,473,340
    (b)InfoSpace Inc. ...............................................                            477,300         22,533,333
    (b)JAMDAT Mobile Inc. ...........................................                            416,000          9,122,880
    (b)Kanbay International Inc. ....................................                            362,700          9,774,765
(a),(b)Mercury Interactive Corp. ....................................                            996,300         43,608,051
    (b)NAVTEQ Corp. .................................................                            840,300         32,175,087
    (b)Nuance Communications Inc. ...................................                          1,348,700          4,801,372
(a),(b)Quest Software Inc. ..........................................                          1,728,000         24,537,600
(a),(b)Red Hat Inc. .................................................                            546,600          5,930,610
(a),(b)RSA Security Inc. ............................................                          2,418,600         42,591,546
(a),(b)Salesforce.com Inc. ..........................................                            483,800          6,628,060
    (b)VeriSign Inc. ................................................                          2,283,800         59,013,392
    (b)Verity Inc. ..................................................                          1,200,500         14,490,035
    (b)Websense Inc. ................................................                             38,900          2,088,930
                                                                                                             --------------
                                                                                                                851,826,444
                                                                                                             --------------

       TRANSPORTATION 3.2%
       C.H. Robinson Worldwide Inc. .................................                          1,528,100         78,697,150
    (a)Expeditors International of Washington Inc. ..................                          1,486,800         83,468,952


42 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

       ---------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL-MID CAP GROWTH FUND                                                            SHARES             VALUE
       ---------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       TRANSPORTATION (CONT.)
       J.B. Hunt Transport Services Inc. ...........................                                 2,396,400     $   105,729,168
                                                                                                                   ---------------
                                                                                                                       267,895,270
                                                                                                                   ---------------
       TOTAL COMMON STOCKS (COST $6,616,429,788)....................                                                 8,245,509,915
                                                                                                                   ---------------

       CONVERTIBLE PREFERRED STOCKS .0%
       ELECTRONIC TECHNOLOGY
(b),(c)Anda Networks, cvt. pfd., D .................................                                   364,431                  --
(b),(c)Kestrel Solutions, cvt. pfd., D .............................                                   239,831                  --
                                                                                                                   ---------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $8,124,998).........                                                            --
                                                                                                                   ---------------
       TOTAL LONG TERM INVESTMENTS (COST $6,624,554,786)............                                                 8,245,509,915
                                                                                                                   ---------------

       SHORT TERM INVESTMENTS 1.6%
       MONEY FUND (COST $132,417,012)
    (e)Franklin Institutional Fiduciary Trust Money Market Portfolio                               132,417,012         132,417,012
                                                                                                                   ---------------

                                                                                                 ----------------
                                                                                                 PRINCIPAL AMOUNT
                                                                                                 ----------------
       REPURCHASE AGREEMENTS 4.7%
(f),(g)Barclays Capital Inc., 2.51%, 2/01/05 (Maturity Value $84,423,886)
       Collateralized by U.S. Government Agency Securities, 0.00 - 7.65%, 2/01/05 - 7/15/32.....  $ 84,418,000          84,418,000
(f),(g)Deutsche Bank Securities Inc., 2.50%, 2/01/05 (Maturity Value $57,054,962)
       Collateralized by U.S. Government Agency Securities, 0.00 - 7.25%, 2/25/05 - 5/15/30.....    57,051,000          57,051,000
(f),(g)Goldman, Sachs & Co., 2.50%, 2/01/05 (Maturity Value $90,006,250)
       Collateralized by U.S. Government Agency Securities, 2.973-10.00%, 2/01/07- 4/01/44......    90,000,000          90,000,000
(f),(g)J. P. Morgan Securities Inc., 2.52%, 2/01/05 (Maturity Value $74,293,200)
       Collateralized by U.S. Government Agency Securities, 3.639 - 5.213%, 7/01/20 - 2/01/35...    74,288,000          74,288,000
(f),(g)Morgan Stanley & Co. Inc., 2.53%, 2/01/05 (Maturity Value $90,006,325)
       Collateralized by U.S. Government Agency Securities, 5.00 - 5.50%, 8/01/33 - 1/01/35 ....    90,000,000          90,000,000
                                                                                                                   ---------------
       TOTAL REPURCHASE AGREEMENTS (COST $395,757,000)..........................................                       395,757,000
                                                                                                                   ---------------
       TOTAL INVESTMENTS (COST $7,152,728,798) 103.7%...........................................                     8,773,683,927
       OTHER ASSETS, LESS LIABILITIES (3.7)%....................................................                      (311,879,419)
                                                                                                                   ---------------
       NET ASSETS 100.0%........................................................................                   $ 8,461,804,508
                                                                                                                   ===============

See glossary of terms on page 64.

(a)   Security on loan.

(b)   Non-income producing.

(c)   See Note 2 regarding restricted securities.

(d)   See Note 3 regarding holdings of 5% voting securities.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(f) At January 31, 2005, all repurchase agreements had been entered into on that date.

(g)   Investment from cash collateral received for loaned securities.


                                           Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 43

                       This page intentionally left blank.


44 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

    -----------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                          COUNTRY          SHARES               VALUE
    -----------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS .0%(a)
    Cambridge Industries Liquidating Trust Interest .................    United States           516,372       $      2,582
 (b)USA Mobility Inc. ...............................................    United States             9,851            350,187
 (b)VS Holdings .....................................................    United States            64,666                 --
                                                                                                               ------------
    TOTAL COMMON STOCKS (COST $70,945)...............................                                               352,769
                                                                                                               ------------

    PREFERRED STOCK (COST $4,823,893) .6%
    HEALTH SERVICES
    Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ........       Germany            5,000,000          5,387,500
                                                                                                               ------------

    CONVERTIBLE PREFERRED STOCKS .9%
    CONSUMER DURABLES .2%
    Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ...............    United States            40,000          1,999,200
                                                                                                               ------------

    ELECTRONIC TECHNOLOGY .3%
    Northrop Grumman Corp., 7.00%, cvt. pfd., B .....................    United States            20,000          2,622,000
                                                                                                               ------------

    INDUSTRIAL SERVICES .1%
    Allied Waste Industries Inc., 6.25%, cvt. pfd. ..................    United States            28,000          1,344,840
                                                                                                               ------------

    UTILITIES .3%
    FPL Group Inc., 8.50%, cvt. pfd. ................................    United States            45,000          2,822,850
                                                                                                               ------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $8,185,943).............                                             8,788,890
                                                                                                               ------------

    SENIOR FLOATING RATE INTERESTS 2.8%
    CONSUMER NON-DURABLES .5%
    Constellation Brands Inc., Term Loan B, FRN, 4.25 - 4.75%,
      12/22/11 ......................................................    United States         5,100,000          5,170,125
                                                                                                               ------------

    CONSUMER SERVICES 1.2%
    Mission Broadcasting Inc., Term Loan D, FRN, 4.31%, 12/31/10 ....    United States         2,393,192          2,403,662
    Nexstar Finance Inc., Term Loan D, FRN, 4.31%, 12/31/10 .........    United States         1,306,809          1,317,426
    R. H. Donnelley Inc., Term Loan D, FRN, 4.19 - 4.36%, 6/30/11 ...    United States         2,992,500          3,026,477
    Regal Cinemas Inc., Term Loan B, FRN, 4.56%, 11/10/10 ...........    United States         5,092,462          5,158,242
                                                                                                               ------------
                                                                                                                 11,905,807
                                                                                                               ------------

    HEALTH SERVICES .5%
    Pacificare Health Systems Inc., Term Loan B, FRN, 4.06 - 4.25%,
      12/13/10 ......................................................    United States         5,100,000          5,123,373
                                                                                                               ------------

    NON-ENERGY MINERALS .3%
    Novelis Corp. (US), Term Loan, FRN, 4.13%, 12/30/11 .............    United States         1,967,308          1,985,069
    Novelis Inc. (CAD), Term Loan, FRN, 4.13%, 12/30/11 .............       Canada             1,132,692          1,143,233
                                                                                                               ------------
                                                                                                                  3,128,302
                                                                                                               ------------

    RETAIL TRADE .3%
    Jean Coutu Group PJC Inc., Term Loan B, FRN, 4.88 - 5.00%,
      7/28/11 .......................................................       Canada             2,400,000          2,438,251
                                                                                                               ------------
    TOTAL SENIOR FLOATING RATE INTERESTS (COST $27,710,894)..........                                            27,765,858
                                                                                                               ------------


                                        Quarterly Statements of Investments | 45

FRANKLIN STRATEGIC SERIES

    -----------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                          COUNTRY      PRINCIPAL AMOUNT(c)      VALUE
    -----------------------------------------------------------------------------------------------------------------------
    BONDS 42.6%
    COMMERCIAL SERVICES .9%
    JohnsonDiversey Holdings Inc., senior disc. note, zero cpn.
      to 5/17/07, 10.67% thereafter, 5/15/13 ........................    United States   $     1,800,000       $  1,570,500
    JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ......    United States         2,600,000          2,912,000
    Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 .............    United States         4,000,000          4,320,000
                                                                                                               ------------
                                                                                                                  8,802,500
                                                                                                               ------------

    COMMUNICATIONS 5.1%
    Dobson Cellular Systems Inc., secured note, 144A, 9.875%,
      11/01/12 ......................................................    United States         4,000,000          4,110,000
    Inmarsat Finance PLC, senior note, 7.625%, 6/30/12 ..............    United Kingdom        4,000,000          4,100,000
    Intelsat Bermuda Ltd., senior note, 144A, 8.25%, 1/15/13 ........       Bermuda            2,400,000          2,496,000
    Intelsat Ltd., senior note, 6.50%, 11/01/13 .....................       Bermuda            2,500,000          2,106,250
    MCI Inc., senior note, 6.908%, 5/01/07 ..........................    United States         1,385,000          1,419,625
    MCI Inc., senior note, 7.688%, 5/01/09 ..........................    United States         2,000,000          2,092,500
    MCI Inc., senior note, 8.735%, 5/01/14 ..........................    United States         1,187,000          1,301,249
    Millicom International Cellular SA, senior note, 144A, 10.00%,
      12/01/13 ......................................................     Luxembourg           4,000,000          4,190,000
    Nextel Communications Inc., senior note, 7.375%, 8/01/15 ........    United States         5,500,000          6,091,250
    Qwest Communications International Inc., senior note, 144A,
      7.50%, 2/15/14 ................................................    United States         5,000,000          5,112,500
    Rogers Wireless Communications Inc., senior secured note, 7.25%,
      12/15/12 ......................................................       Canada             4,500,000          4,826,250
    Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 ..    United States         2,800,000          2,884,000
    Time Warner Telecom Inc., senior note, 10.125%, 2/01/11 .........    United States         1,200,000          1,182,000
    Triton PCS Inc., senior note, 8.50%, 6/01/13 ....................    United States         2,500,000          2,418,750
    Verizon New York Inc., senior deb., A, 6.875%, 4/01/12 ..........    United States         5,000,000          5,619,150
                                                                                                               ------------
                                                                                                                 49,949,524
                                                                                                               ------------

    CONSUMER DURABLES 1.3%
    D.R. Horton Inc., senior note, 8.50%, 4/15/12 ...................    United States         5,000,000          5,614,200
    Ford Motor Credit Co., 7.25%, 10/25/11 ..........................    United States         3,000,000          3,196,608
    William Lyon Homes Inc., senior note, 144A, 7.625%, 12/15/12 ....    United States         4,000,000          3,910,000
                                                                                                               ------------
                                                                                                                 12,720,808
                                                                                                               ------------

    CONSUMER NON-DURABLES 1.5%
 (d)Rayovac Corp., senior sub. note, 144A, 7.375%, 2/01/15 ..........    United States         4,500,000          4,561,875
    Smithfield Foods Inc., senior note, 7.00%, 8/01/11 ..............    United States         2,300,000          2,458,125
    Smithfield Foods Inc., senior note, 7.75%, 5/15/13 ..............    United States         2,700,000          3,003,750
    Tyson Foods Inc., senior note, 8.25%, 10/01/11 ..................    United States         4,000,000          4,743,084
                                                                                                               ------------
                                                                                                                 14,766,834
                                                                                                               ------------

    CONSUMER SERVICES 10.1%
    Advanstar Communications Inc., senior secured note, 10.75%,
      8/15/10 .......................................................    United States         3,500,000          3,955,000
    Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 .............    United States         4,000,000          4,120,000
    Cablevision Systems Corp., senior note, 144A, 8.00%, 4/15/12 ....    United States         1,500,000          1,627,500
    CanWest Media Inc., senior note, B, 7.625%, 4/15/13 .............       Canada             1,000,000          1,085,000
    CanWest Media Inc., senior sub. note, 10.625%, 5/15/11 ..........       Canada             2,000,000          2,237,500
    Cendant Corp., senior note, 7.375%, 4/15/13 .....................    United States         4,000,000          4,655,424


46 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

    -----------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                          COUNTRY      PRINCIPAL AMOUNT(c)      VALUE
    -----------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    CONSUMER SERVICES (CONT.)
 (e)Century Communications Corp., senior disc. note, B, zero cpn.,
      1/15/08 .......................................................    United States   $     3,000,000       $  1,860,000
    Charter Communications Holdings II, senior note, 10.25%,
      9/15/10 .......................................................    United States         4,000,000          4,180,000
    Charter Communications Holdings LLC, senior disc. note, 9.92%,
      4/01/11 .......................................................    United States         1,000,000            800,000
    Clear Channel Communications Inc., senior note, 5.75%, 1/15/13...    United States         5,000,000          5,108,820
    Cox Communications Inc., 144A, 5.45%, 12/15/14 ..................    United States         5,000,000          5,054,790
    CSC Holdings Inc., senior deb., 7.625%, 7/15/18 .................    United States         3,500,000          3,885,000
    Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 ......    United States         1,321,000          1,588,502
    Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ...........    United States         3,500,000          3,985,625
    DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ..............    United States         4,000,000          4,525,000
    EchoStar DBS Corp., senior note, 6.375%, 10/01/11 ...............    United States         2,600,000          2,668,250
    Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ..........    United States         4,000,000          4,120,000
    Harrah's Operating Co. Inc., senior note, 5.50%, 7/01/10 ........    United States         4,500,000          4,648,396
    Lighthouse International Co. SA, senior note, 144A, 8.00%,
      4/30/14 .......................................................        Italy             3,500,000 EUR      4,732,442
    LIN Television Corp., senior note, 8.00%, 1/15/08 ...............    United States         1,500,000          1,565,625
    LIN Television Corp., senior sub. note, 144A, 6.50%, 5/15/13 ....    United States         2,000,000          2,030,000
    LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ..........    United States         2,500,000          2,537,500
    Marquee Inc., senior note, 144A, 8.625%, 8/15/12 ................    United States         2,900,000          3,161,000
    News America Inc., 144A, 5.30%, 12/15/14 ........................    United States         5,000,000          5,098,330
    Park Place Entertainment Corp., senior sub. note, 9.375%,
      2/15/07 .......................................................    United States         3,000,000          3,288,750
    Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ..    United States         2,500,000          2,718,750
    Pinnacle Entertainment Inc., senior sub. note, B, 9.25%, 2/15/07.    United States           171,000            174,506
    Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06,
      13.75% thereafter, 7/15/11 ....................................       Canada             3,000,000          2,985,000
    Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 .......    United States         5,000,000          5,525,000
    Station Casinos Inc., senior note, 6.00%, 4/01/12 ...............    United States         1,200,000          1,236,000
    Station Casinos Inc., senior sub. note, 6.50%, 2/01/14 ..........    United States           500,000            517,500
    Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 .........    United States         2,800,000          2,919,000
                                                                                                               ------------
                                                                                                                 98,594,210
                                                                                                               ------------

    ELECTRONIC TECHNOLOGY 1.6%
    Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13       Singapore             900,000            915,750
    L-3 Communications Corp., senior sub. note, 144A, 5.875%,
      1/15/15 .......................................................    United States         5,000,000          5,000,000
    Solectron Corp., senior note, 9.625%, 2/15/09 ...................    United States         3,600,000          3,960,000
    Xerox Corp., senior note, 7.125%, 6/15/10 .......................    United States         5,000,000          5,412,500
                                                                                                               ------------
                                                                                                                 15,288,250
                                                                                                               ------------

    ENERGY MINERALS 1.8%
    Chesapeake Energy Corp., senior note, 144A, 6.375%, 6/15/15 .....    United States         5,000,000          5,125,000
    Markwest Energy Partners LP, senior note, 144A, 6.875%,
      11/01/14 ......................................................    United States         3,000,000          3,030,000
    Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ...........    United States         4,500,000          4,837,500
    Plains Exploration & Production Co., senior note, 7.125%,
      6/15/14 .......................................................    United States         4,500,000          4,961,250
                                                                                                               ------------
                                                                                                                 17,953,750
                                                                                                               ------------


                                        Quarterly Statements of Investments | 47

FRANKLIN STRATEGIC SERIES

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME FUND                                              COUNTRY      PRINCIPAL AMOUNT(c)      VALUE
---------------------------------------------------------------------------------------------------------------------------
BONDS (CONT.)
FINANCE .5%
JP Morgan Chase & Co., sub. note, 5.75%, 1/02/13 ....................    United States   $     5,000,000       $  5,345,375
                                                                                                               ------------

HEALTH SERVICES 1.9%
HCA Inc., senior note, 8.75%, 9/01/10 ...............................    United States         5,000,000          5,717,475
Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ...............    United States         5,000,000          4,512,500
United Surgical Partners International Inc., senior sub. note,
  10.00%, 12/15/11 ..................................................    United States         3,000,000          3,382,500
Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
  10/01/14 ..........................................................    United States         4,500,000          4,837,500
                                                                                                               ------------
                                                                                                                 18,449,975
                                                                                                               ------------

INDUSTRIAL SERVICES 1.7%
Allied Waste North America Inc., senior secured note, 6.50%,
  11/15/10 ..........................................................    United States         4,000,000          3,820,000
Grant Prideco Escrow, senior note, 9.00%, 12/15/09 ..................    United States         4,500,000          5,006,250
Hanover Equipment Trust 01, senior secured note, B, 8.75%,
  9/01/11 ...........................................................    United States         4,000,000          4,340,000
URS Corp., senior note, 11.50%, 9/15/09 .............................    United States         3,000,000          3,442,500
                                                                                                               ------------
                                                                                                                 16,608,750
                                                                                                               ------------

NON-ENERGY MINERALS 1.0%
Glencore Funding LLC, 144A, 6.00%, 4/15/14 ..........................    United States         4,000,000          3,892,520
Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 ...............    United States         2,317,000          2,842,959
Novelis Inc., senior note, 144A, 7.25%, 2/15/15 .....................       Canada             2,900,000          2,987,000
                                                                                                               ------------
                                                                                                                  9,722,479
                                                                                                               ------------

PROCESS INDUSTRIES 4.3%
BCP Caylux Holding, senior sub. note, 144A, 9.625%, 6/15/14 .........    United States         4,500,000          5,017,500
Crown European Holdings SA, senior secured note, 10.875%,
  3/01/13 ...........................................................    United States         4,500,000          5,298,750
Georgia-Pacific Corp., senior note, 9.375%, 2/01/13 .................    United States         5,000,000          5,781,250
Huntsman ICI Holdings LLC, senior disc. note, zero cpn.,
  12/31/09 ..........................................................    United States         6,500,000          3,680,625
JSG Funding PLC, senior sub. note, 144A, 7.75%, 4/01/15 .............       Ireland            3,300,000          3,267,000
Lyondell Chemical Co., senior secured note, B, 9.875%, 5/01/07 ......    United States           999,000          1,048,950
Nalco Co., senior sub. note, 8.875%, 11/15/13 .......................    United States         4,500,000          4,927,500
Owens-Brockway Glass Container Inc., senior note, 144A, 6.75%,
  12/01/14 ..........................................................    United States         4,000,000          4,020,000
Rhodia SA, senior note, 10.25%, 6/01/10 .............................       France             4,500,000          5,141,250
Stone Container Corp., senior note, 8.375%, 7/01/12 .................    United States         4,000,000          4,260,000
                                                                                                               ------------
                                                                                                                 42,442,825
                                                                                                               ------------

PRODUCER MANUFACTURING 2.8%
Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 ............    United States         5,000,000          5,487,500
Cummins Inc., senior note, 9.50%, 12/01/10 ..........................    United States         3,000,000          3,405,000
Fimep SA, senior note, 10.50%, 2/15/13 ..............................       France             3,500,000          4,156,250
Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ....................    United Kingdom        3,500,000          3,771,250
Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 .........    United States         3,500,000          3,762,500


48 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME FUND                                              COUNTRY      PRINCIPAL AMOUNT(c)      VALUE
---------------------------------------------------------------------------------------------------------------------------
BONDS (CONT.)
PRODUCER MANUFACTURING (CONT.)
Nortek Inc., senior sub. note, 8.50%, 9/01/14 .......................    United States   $     1,300,000       $  1,342,250
TRW Automotive Inc., senior note, 9.375%, 2/15/13 ...................    United States         5,272,000          5,957,360
                                                                                                               ------------
                                                                                                                 27,882,110
                                                                                                               ------------

REAL ESTATE DEVELOPMENT .4%
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ..........    United States         3,500,000          3,727,500
                                                                                                               ------------

REAL ESTATE INVESTMENT TRUSTS 1.0%
Boston Properties Inc., senior note, 5.00%, 6/01/15 .................    United States         4,000,000          3,967,468
Host Marriott LP, senior note, 9.25%, 10/01/07 ......................    United States         4,000,000          4,440,000
Host Marriott LP, senior note, 144A, 7.00%, 8/15/12 .................    United States         1,000,000          1,050,000
                                                                                                               ------------
                                                                                                                  9,457,468
                                                                                                               ------------

RETAIL TRADE .6%
Leslie's Poolmart, senior note, 144A, 7.75%, 2/01/13 ................    United States         2,400,000          2,454,000
Rite Aid Corp., senior note, 9.25%, 6/01/13 .........................    United States         4,000,000          4,000,000
                                                                                                               ------------
                                                                                                                  6,454,000
                                                                                                               ------------

TECHNOLOGY SERVICES .4%
UGS Corp., senior sub. note, 144A, 10.00%, 6/01/12 ..................    United States         3,500,000          3,920,000
                                                                                                               ------------

TRANSPORTATION .8%
CP Ships Ltd., senior note, 10.375%, 7/15/12 ........................       Canada             3,500,000          4,077,500
Laidlaw International Inc., senior note, 10.75%, 6/15/11 ............    United States         3,300,000          3,811,500
                                                                                                               ------------
                                                                                                                  7,889,000
                                                                                                               ------------

UTILITIES 4.9%
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ...............    United States         4,500,000          5,028,750
Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 ............    United States         5,500,000          4,345,000
Centerpoint Energy Inc., senior note, 6.85%, 6/01/15 ................    United States         3,000,000          3,348,435
Centerpoint Energy Inc., senior note, B, 7.25%, 9/01/10 .............    United States         2,000,000          2,228,818
Dynegy Holdings Inc., senior secured note, 144A, 10.125%,
  7/15/13 ...........................................................    United States         5,000,000          5,575,000
El Paso Corp., senior note, 7.875%, 6/15/12 .........................    United States         2,500,000          2,612,500
El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 ............    United States         4,500,000          4,961,250
Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 .........    United States         3,500,000          3,928,750
Pacific Gas & Electric Co., first mortgage, 4.20%, 3/01/11 ..........    United States         4,500,000          4,453,979
Texas Genco LLC, senior note, 144A, 6.875%, 12/15/14 ................    United States         2,000,000          2,080,000
TXU Corp., 144A, 5.55%, 11/15/14 ....................................    United States         5,000,000          5,003,645
Utilicorp United Inc., senior note, 9.95%, 2/01/11 ..................    United States         3,500,000          3,959,375
                                                                                                               ------------
                                                                                                                 47,525,502
                                                                                                               ------------
TOTAL BONDS (COST $395,469,654)......................................                                           417,500,860
                                                                                                               ------------

CONVERTIBLE BONDS .5%
ELECTRONIC TECHNOLOGY
Fairchild Semiconductor Corp., cvt., 5.00%, 11/01/08 ................    United States         2,000,000          2,025,000
Liberty Media Corp. into Motorola, cvt., senior deb., 3.50%,
  1/15/31 ...........................................................    United States         3,000,000          2,700,000
                                                                                                               ------------
TOTAL CONVERTIBLE BONDS (COST $4,496,917) ...........................                                             4,725,000
                                                                                                               ------------


                                        Quarterly Statements of Investments | 49

FRANKLIN STRATEGIC SERIES

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME FUND                                              COUNTRY      PRINCIPAL AMOUNT(c)      VALUE
---------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 1.5%
FINANCE
Chase Funding Mortgage Loan Asset-Backed Certificates, 2003-6,
  1A4, 4.499%, 8/25/30 ..............................................    United States   $     3,500,000       $  3,511,556
Citifinancial Mortgage Securities Inc., 2003-1, AF3, 4.001%,
  1/25/33 ...........................................................    United States         1,000,000          1,001,816
Countrywide Asset-Backed Certificates, 2004-7, AF4, 4.774%,
  8/25/32 ...........................................................    United States           725,000            727,921
Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24 ............    United States           356,633            355,985
Morgan Stanley Auto Loan Trust, 2003-HB1, D, 144A, 5.50%,
  4/15/11 ...........................................................    United States         1,132,355          1,122,663
Residential Asset Mortgage Products Inc., 2004-RS3, AI3, 4.237%,
  6/25/31 ...........................................................    United States         4,000,000          4,001,529
Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%,
  4/25/32 ...........................................................    United States           750,000            750,234
Residential Asset Securities Corp., 1999-KS1, AI8, 6.32%,
  4/25/30 ...........................................................    United States           373,073            377,321
Residential Funding Mortgage Securities II, 2005-HI1, A4, 4.70%,
  8/25/34 ...........................................................    United States         1,400,000          1,406,726
Wells Fargo Home Equity Trust, 2004-2, A15, 4.89%, 11/25/28 .........    United States         1,730,000          1,749,463
                                                                                                               ------------
TOTAL ASSET-BACKED SECURITIES (COST $14,893,949) ....................                                            15,005,214
                                                                                                               ------------

U.S. GOVERNMENT AND AGENCY SECURITIES 14.6%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 4.7%
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19 .......................    United States        10,283,504         10,280,227
FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19 .......................    United States        11,299,221         11,488,528
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19 ........................    United States         2,362,704          2,438,769
FHLMC Gold 15 Year, 6.50%, 4/01/11 ..................................    United States             2,348              2,482
FHLMC Gold 15 Year, 7.00%, 1/01/09 - 9/01/11 ........................    United States             4,381              4,622
FHLMC Gold 30 Year, 5.00%, 3/01/34 - 11/01/34 .......................    United States         8,459,369          8,454,881
FHLMC Gold 30 Year, 5.50%, 6/01/33 - 9/01/34 ........................    United States         4,188,153          4,273,560
FHLMC Gold 30 Year, 6.00%, 8/01/34 ..................................    United States         7,046,449          7,282,661
FHLMC Gold 30 Year, 6.50%, 10/01/21 - 5/01/31 .......................    United States           917,065            916,968
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32 ........................    United States           566,151            600,443
FHLMC Gold 30 Year, 7.50%, 4/01/24 - 1/01/31 ........................    United States           111,348            119,638
FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26 .......................    United States             2,930              3,184
FHLMC Gold 30 Year, 9.00%, 12/01/24 .................................    United States               899              1,001
                                                                                                               ------------
                                                                                                                 45,866,964
                                                                                                               ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 2.9%
FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18 ..............................    United States         3,474,419          3,535,082
FNMA 15 Year, 5.50%, 3/01/14 - 6/01/14 ..............................    United States           709,591            733,737
FNMA 15 Year, 6.00%, 4/01/13 - 10/01/16 .............................    United States           582,696            610,481
FNMA 15 Year, 6.50%, 2/01/09 - 6/01/13 ..............................    United States            70,322             74,379
FNMA 15 Year, 7.50%, 10/01/07 - 10/01/14 ............................    United States            48,655             51,527
FNMA 30 Year, 5.00%, 4/01/34 - 5/01/34 ..............................    United States         2,433,453          2,431,451
FNMA 30 Year, 5.50%, 9/01/33 - 12/01/34 .............................    United States         9,574,286          9,763,431
FNMA 30 Year, 6.00%, 6/01/34 - 12/01/34 .............................    United States         6,819,336          7,044,088
FNMA 30 Year, 6.50%, 1/01/24 - 8/01/32 ..............................    United States         3,161,975          3,312,601


50 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME FUND                                              COUNTRY      PRINCIPAL AMOUNT(c)      VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE (CONT.)
FNMA 30 Year, 7.00%, 5/01/24 - 7/01/32 ..............................    United States   $       771,250       $    817,765
FNMA 30 Year, 7.50%, 10/01/26 - 10/01/29 ............................    United States            96,426            103,387
FNMA 30 Year, 8.00%, 1/01/25 - 1/01/27 ..............................    United States            45,932             50,036
FNMA 30 Year, 8.50%, 7/01/25 ........................................    United States             3,141              3,458
FNMA 30 Year, 9.00%, 5/01/25 ........................................    United States             1,741              1,940
                                                                                                               ------------
                                                                                                                 28,533,363
                                                                                                               ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 2.4%
GNMA I SF 15 Year, 7.00%, 7/15/08 ...................................    United States           132,566            138,923
GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34 .........................    United States         2,500,038          2,519,976
GNMA I SF 30 Year, 5.50%, 2/15/33 - 9/15/34 .........................    United States         7,443,208          7,647,500
GNMA I SF 30 Year, 6.00%, 1/15/33 ...................................    United States           851,969            885,887
GNMA I SF 30 Year, 6.50%, 3/15/24 - 3/15/32 .........................    United States           843,782            889,462
GNMA I SF 30 Year, 7.00%, 11/15/27 - 7/15/31 ........................    United States           124,372            132,268
GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27 .........................    United States            65,665             70,658
GNMA I SF 30 Year, 8.00%, 6/15/24 - 9/15/27 .........................    United States            58,625             63,792
GNMA I SF 30 Year, 8.50%, 8/15/24 - 7/15/26 .........................    United States               817                895
GNMA I SF 30 Year, 9.00%, 1/15/25 ...................................    United States             1,660              1,861
GNMA I SF 30 Year, 9.50%, 6/15/25 ...................................    United States             2,671              3,012
GNMA II SF 30 Year, 5.00%, 9/15/33 - 11/20/33 .......................    United States         3,436,433          3,457,521
GNMA II SF 30 Year, 5.50%, 6/20/34 ..................................    United States         1,903,492          1,953,147
GNMA II SF 30 Year, 6.00%, 11/20/34 .................................    United States         1,982,784          2,058,902
GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31 .......................    United States         1,171,052          1,231,133
GNMA II SF 30 Year, 7.00%, 1/20/33 ..................................    United States         1,345,821          1,422,779
GNMA II SF 30 Year, 7.50%, 8/20/16 - 4/20/32 ........................    United States           637,248            681,603
                                                                                                               ------------
                                                                                                                 23,159,319
                                                                                                               ------------

U.S. GOVERNMENT SECURITIES 2.8%
U.S. Treasury Bond, 4.875%, 2/15/12 .................................    United States         4,000,000          4,231,408
U.S. Treasury Note, 2.375%, 8/15/06 .................................    United States         2,000,000          1,977,266
U.S. Treasury Note, 3.00%, 12/31/06 .................................    United States         2,000,000          1,990,992
U.S. Treasury Note, 3.00%, 11/15/07 .................................    United States         5,500,000          5,443,713
U.S. Treasury Note, 3.00%, 2/15/08 ..................................    United States         3,500,000          3,457,346
U.S. Treasury Note, 5.625%, 5/15/08 .................................    United States         3,000,000          3,199,455
U.S. Treasury Note, 3.375%, 10/15/09 ................................    United States           500,000            493,594
U.S. Treasury Note, 4.00%, 11/15/12 .................................    United States         1,850,000          1,852,314
U.S. Treasury Note, 4.25%, 8/15/13 ..................................    United States         4,500,000          4,556,608
                                                                                                               ------------
                                                                                                                 27,202,696
                                                                                                               ------------

OTHER U.S. GOVERNMENT AND AGENCIES SECURITIES 1.8%
FHLMC, 6.00%, 6/15/11 ...............................................    United States         4,900,000          5,396,154
FNMA, 4.25%, 5/15/09 ................................................    United States           400,000            405,994
FNMA, 5.25%, 1/15/09 ................................................    United States         7,100,000          7,464,550
FNMA, 6.625%, 11/15/10 ..............................................    United States         1,850,000          2,085,623
FNMA, 3.00%, 8/15/07 ................................................                          2,500,000          2,466,073
                                                                                                               ------------
                                                                                                                 17,818,394
                                                                                                               ------------

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
  (COST $141,708,961)................................................                                           142,580,736
                                                                                                               ------------


                                        Quarterly Statements of Investments | 51

FRANKLIN STRATEGIC SERIES

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME FUND                                              COUNTRY      PRINCIPAL AMOUNT(c)      VALUE
---------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT AND AGENCY SECURITIES 32.0%
New South Wales Treasury Corp., 6.50%, 5/01/06 ......................      Australia           6,350,000 AUD   $  4,984,315
New South Wales Treasury Corp., 8.00%, 3/01/08 ......................      Australia           4,910,000 AUD      4,069,134
New South Wales Treasury Corp., 6.00%, 5/01/12 ......................      Australia             640,000 AUD        506,920
Queensland Treasury Corp., 6.50%, 6/14/05 ...........................      Australia           1,180,000 AUD        918,080
Queensland Treasury Corp., 6.00%, 7/14/09 ...........................      Australia           3,120,000 AUD      2,467,773
Queensland Treasury Corp., 6.00%, 8/14/13 ...........................      Australia           3,530,000 AUD      2,817,592
Queensland Treasury Corp., 6.00%, 10/14/15 ..........................      Australia           2,550,000 AUD      2,031,932
Republic of Austria, 4.00%, 7/15/09 .................................       Austria              520,000 EUR        709,073
Republic of Austria, 5.00%, 7/15/12 .................................       Austria              190,000 EUR        275,139
Republic of Austria, 4.65%, 1/15/18 .................................       Austria            3,000,000 EUR      4,278,844
Kingdom of Belgium, 4.75%, 9/28/06 ..................................       Belgium              260,000 EUR        351,963
Kingdom of Belgium, 5.00%, 9/28/12 ..................................       Belgium              970,000 EUR      1,405,300
Republic of Brazil, FRN, 3.125%, 4/15/12 ............................       Brazil               529,416            506,254
Republic of Brazil, RG. FRN, 3.125%, 4/15/12 ........................       Brazil             5,444,161          5,235,682
Republic of Bulgaria, 144A, 8.25%, 1/15/15 ..........................      Bulgaria            4,212,000          5,319,545
Government of Canada, 3.00%, 6/01/06 ................................       Canada            11,580,000 CAD      9,368,466
Government of Canada, 3.25%, 12/01/06 ...............................       Canada             7,050,000 CAD      5,717,468
Government of Canada, 6.00%, 6/01/11 ................................       Canada               593,000 CAD        534,310
Government of Canada, 5.25%, 6/01/12 ................................       Canada               250,000 CAD        216,872
Republic of Colombia, 10.50%, 7/09/10 ...............................      Colombia              200,000            231,000
Republic of Colombia, 10.00%, 1/23/12 ...............................      Colombia            2,400,000          2,712,000
Republic of Colombia, 10.75%, 1/15/13 ...............................      Colombia              270,000            315,131
Republic of Colombia, 11.75%, 2/25/20 ...............................      Colombia            1,120,000          1,422,232
Kingdom of Denmark, 5.00%, 8/15/05 ..................................       Denmark            4,070,000 DKK        722,969
Kingdom of Denmark, 3.00%, 11/15/06 .................................       Denmark            4,400,000 DKK        778,120
Kingdom of Denmark, 6.00%, 11/15/09 .................................       Denmark            4,020,000 DKK        797,580
Kingdom of Denmark, 5.00%, 11/15/13 .................................       Denmark           10,970,000 DKK      2,137,002
Government of Finland, 5.00%, 7/04/07 ...............................       Finland              830,000 EUR      1,144,521
Government of Finland, 5.75%, 2/23/11 ...............................       Finland              150,000 EUR        223,654
Government of Finland, 5.375%, 7/04/13 ..............................       Finland            1,820,000 EUR      2,712,887
Government of France, 4.00%, 4/25/13 ................................       France             3,940,000 EUR      5,360,220
Federal Republic of Germany, 3.75%, 1/04/09 .........................       Germany            1,380,000 EUR      1,863,956
Federal Republic of Germany, 4.50%, 7/04/09 .........................       Germany            1,674,000 EUR      2,325,854
Hellenic Republic, 4.65%, 4/19/07 ...................................       Greece                50,000 EUR         68,118
Hellenic Republic, 6.50%, 10/22/19 ..................................       Greece               420,000 EUR        702,792
Government of Hungary, 8.50%, 10/12/05 ..............................       Hungary          847,360,000 HUF      4,496,153
Government of Indonesia, 11.00%, 10/15/14 ...........................      Indonesia       4,500,000,000 IDR        521,283
Indonesia Recapital Bond, 14.00%, 6/15/09 ...........................      Indonesia      10,425,000,000 IDR      1,334,263
Indonesia Recapital Bond, 13.15%, 3/15/10 ...........................      Indonesia      33,725,000,000 IDR      4,250,122
Indonesia Recapital Bond, 14.25%, 6/15/13 ...........................      Indonesia      22,460,000,000 IDR      3,028,363
Indonesia Recapital Bond, 14.275%, 12/15/13 .........................      Indonesia      22,865,000,000 IDR      3,112,285
Government of Italy, 6.75%, 2/01/07 .................................        Italy             1,513,216 EUR      2,137,762
Government of Italy, 5.00%, 5/01/08 .................................        Italy               337,000 EUR        470,643
Government of Italy, 4.50%, 5/01/09 .................................        Italy               230,000 EUR        319,202
Government of Malaysia, 4.305%, 2/27/09 .............................      Malaysia            5,000,000 MYR      1,354,605
Government of Malaysia, 4.032%, 9/15/09 .............................      Malaysia           14,100,000 MYR      3,776,804
United Mexican States, FRN, 3.33%, 1/13/09 ..........................       Mexico               630,000            639,255
United Mexican States, 9.875%, 2/01/10 ..............................       Mexico             1,800,000          2,209,509


52 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME FUND                                              COUNTRY      PRINCIPAL AMOUNT(c)      VALUE
---------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONT.)
United Mexican States, 8.375%, 1/14/11 ..............................       Mexico       $     6,820,000       $  8,064,650
United Mexican States, 8.125%, 12/30/19 .............................       Mexico             1,389,000          1,676,349
Government of Netherlands, 8.50%, 6/01/06 ...........................     Netherlands          1,619,707 EUR      2,278,495
Government of Netherlands, 5.75%, 2/15/07 ...........................     Netherlands            210,000 EUR        291,473
Government of Netherlands, 3.75%, 7/15/09 ...........................     Netherlands            170,000 EUR        229,429
Government of Netherlands, 5.00%, 7/15/12 ...........................     Netherlands            220,000 EUR        318,298
Government of Netherlands, 4.25%, 7/15/13 ...........................     Netherlands            150,000 EUR        207,217
Government of New Zealand, 6.50%, 2/15/06 ...........................     New Zealand          1,060,000 NZD        752,755
Government of New Zealand, 7.00%, 7/15/09 ...........................     New Zealand         13,410,000 NZD      9,844,437
Government of New Zealand, 6.00%, 11/15/11 ..........................     New Zealand          2,691,000 NZD      1,900,258
Government of New Zealand, 6.50%, 4/15/13 ...........................     New Zealand          7,590,000 NZD      5,532,450
Kingdom of Norway, 6.75%, 1/15/07 ...................................       Norway            10,200,000 NOK      1,734,668
Norwegian Treasury Bill, 6/15/05 ....................................       Norway             2,300,000 NOK        359,033
Norwegian Treasury Bill, 9/21/05 ....................................       Norway            25,500,000 NOK      3,960,239
Norwegian Treasury Bill, 12/21/05 ...................................       Norway            13,100,000 NOK      2,023,672
Republic of Panama, 8.875%, 9/30/27 .................................       Panama                20,000             22,300
Republic of Panama, 9.375%, 4/01/29 .................................       Panama               313,000            374,035
Republic of Peru, 9.125%, 1/15/08 ...................................        Peru                 10,000             11,300
Republic of Peru, 9.875%, 2/06/15 ...................................        Peru                480,000            576,451
Republic of Peru, FRN, 5.00%, 3/07/17 ...............................        Peru                757,680            719,796
Republic of Philippines, 9.875%, 3/16/10 ............................     Philippines          1,500,000          1,671,675
Republic of Philippines, 9.00%, 2/15/13 .............................     Philippines          8,030,000          8,439,932
Republic of Poland, 8.50%, 11/12/06 .................................       Poland            18,100,000 PLN      6,014,083
Republic of Poland, 8.50%, 5/12/07 ..................................       Poland             7,900,000 PLN      2,657,396
Republic of Poland, 6.00%, 5/24/09 ..................................       Poland            44,600,000 PLN     14,189,934
Russian Federation, 144A, 5.00% to 3/31/07, 7.50% thereafter,
  3/31/30 ...........................................................       Russia             1,410,000          1,475,142
Russian Federation, Reg S, 5.00% to 3/31/07, 7.50% thereafter,
  3/31/30 ...........................................................       Russia            20,908,000         21,970,126
Russian Federation, Reg S, 11.00%, 7/24/18 ..........................       Russia             4,000,000          5,707,384
Republic of Slovakia, Strip, zero cpn., 1/14/07 .....................  Slovakia Republic     214,600,000 SKK      6,909,450
Republic of South Africa, 7.375%, 4/25/12 ...........................    South Africa             10,000             11,490
Republic of South Africa, 8.50%, 6/23/17 ............................    South Africa            740,000            942,884
Korea Treasury Bond, 4.50%, 3/05/06 .................................     South Korea      5,700,000,000 KRW      5,696,440
Korea Treasury Bond, 4.50%, 9/03/06 .................................     South Korea      2,000,000,000 KRW      2,001,637
Korea Treasury Bond, 6.90%, 1/16/07 .................................     South Korea      1,000,000,000 KRW      1,029,648
Korea Treasury Bond, 4.75%, 3/12/08 .................................     South Korea     15,130,000,000 KRW     15,300,830
Government of Spain, 5.15%, 7/30/09 .................................        Spain               590,000 EUR        842,137
Government of Spain, 5.00%, 7/30/12 .................................        Spain             1,670,000 EUR      2,417,366
Kingdom of Sweden, 3.50%, 4/20/06 ...................................       Sweden            67,600,000 SEK      9,824,351
Kingdom of Sweden, 8.00%, 8/15/07 ...................................       Sweden            15,300,000 SEK      2,478,398
Kingdom of Sweden, 5.00%, 1/28/09 ...................................       Sweden            45,000,000 SEK      6,940,045
Kingdom of Sweden, 5.50%, 10/08/12 ..................................       Sweden            24,960,000 SEK      4,045,519
Government of Thailand, 8.50%, 10/14/05 .............................      Thailand          494,000,000 THB     13,359,592
Government of Thailand, 8.00%, 12/08/06 .............................      Thailand          244,700,000 THB      6,933,548
Government of Thailand, 4.125%, 2/12/08 .............................      Thailand           51,000,000 THB      1,353,015
Government of Thailand, 8.50%, 12/08/08 .............................      Thailand           41,000,000 THB      1,247,926
Republic of Ukraine, Reg S, 11.00%, 3/15/07 .........................       Ukraine              933,360          1,002,102


                                        Quarterly Statements of Investments | 53

FRANKLIN STRATEGIC SERIES

    -----------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                          COUNTRY      PRINCIPAL AMOUNT(c)      VALUE
    -----------------------------------------------------------------------------------------------------------------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONT.)
    Republic of Ukraine, FRN, 5.36%, 8/05/09 ........................       Ukraine      $     2,750,000       $  2,970,413
    Republic of Ukraine, 144A, 6.875%, 3/04/11 ......................       Ukraine            2,200,000          2,321,330
    Republic of Ukraine, 144A, 7.65%, 6/11/13 .......................       Ukraine            9,290,000         10,231,634
    Republic of Venezuela, FRN, 3.692%, 4/20/11 .....................      Venezuela           5,780,000          5,238,125
    Republic of Venezuela, 10.75%, 9/19/13 ..........................      Venezuela             700,000            810,250
    Republic of Venezuela, 9.25%, 9/15/27 ...........................      Venezuela           2,326,000          2,391,419
    Republic of Vietnam, 4.00%, 3/12/16 .............................       Vietnam            1,370,000          1,280,950
                                                                                                               ------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
     (COST $272,687,157).............................................                                           313,466,423
                                                                                                               ------------
    TOTAL LONG TERM INVESTMENTS (COST $870,048,313)..................                                           935,573,250
                                                                                                               ------------

                                                                                         ---------------
                                                                                             SHARES
                                                                                         ---------------
    SHORT TERM INVESTMENT (COST $27,036,522) 2.8%
    MONEY FUND
 (f)Franklin Institutional Fiduciary Trust Money Market Portfolio ...    United States        27,036,522         27,036,522
                                                                                                               ------------
    TOTAL INVESTMENTS (COST $897,084,835) 98.3%......................                                           962,609,772
    OTHER ASSETS, LESS LIABILITIES 1.7%..............................                                            16,981,103
                                                                                                               ------------
    NET ASSETS 100.0%................................................                                          $979,590,875
                                                                                                               ============

CURRENCY ABBREVIATIONS  | AUD - Australian Dollar | CAD - Canadian Dollar | DKK - Danish Krone | EUR - Euro
                          HUF - Hungarian Forint | IDR - Indonesian Rupiah | KRW - South Korean Won
                          MYR - Malaysian Ringgits | NOK - Norwegian Krone | NZD - New Zealand Dollar
                          PLN - Polish Zlotych | SEK - Swedish Krona | SKK - Slovakian Koruna | THB - Thai Baht

See glossary of terms on page 64.

(a)   Rounds to less than .05% of net assets.

(b)   Non-income producing.

(c)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(d)   Security purchased on a when-issued or delayed delivery basis.

(e)   Defaulted security.

(f) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


54 |  See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

    -----------------------------------------------------------------------------------------------------------------------
    FRANKLIN TECHNOLOGY FUND                                                COUNTRY          SHARES               VALUE
    -----------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 93.2%
    AUTO PARTS - ORIGINAL EQUIPMENT MANUFACTURER .7%
    Gentex Corp. ....................................................    United States            11,100       $    375,513
                                                                                                               ------------

    COMPUTER COMMUNICATIONS 6.4%
 (a)Avaya Inc. ......................................................    United States            38,600            553,910
 (a)Avocent Corp. ...................................................    United States            35,600          1,299,756
 (a)Cisco Systems Inc. ..............................................    United States            56,700          1,022,868
 (a)F5 Networks Inc. ................................................    United States            10,400            498,576
                                                                                                               ------------
                                                                                                                  3,375,110
                                                                                                               ------------

    COMPUTER PERIPHERALS 4.9%
 (a)ATI Technologies Inc. ...........................................       Canada                20,200            350,066
 (a)EMC Corp. .......................................................    United States            70,900            928,790
 (a)Lexmark International Inc. ......................................    United States             6,400            533,440
 (a)Network Appliance Inc. ..........................................    United States            24,000            764,160
                                                                                                               ------------
                                                                                                                  2,576,456
                                                                                                               ------------

    COMPUTER PROCESSING HARDWARE 6.0%
 (a)Apple Computer Inc. .............................................    United States             8,600            661,340
 (a)Dell Inc. .......................................................    United States            47,200          1,971,072
 (a)Sun Microsystems Inc. ...........................................    United States           115,800            504,888
                                                                                                               ------------
                                                                                                                  3,137,300
                                                                                                               ------------

    DATA PROCESSING SERVICES 6.3%
 (a)Alliance Data Systems Corp. .....................................    United States            18,100            785,902
    First Data Corp. ................................................    United States            22,400            912,576
    Global Payments Inc. ............................................    United States            10,700            613,003
    Paychex Inc. ....................................................    United States            32,300            984,827
                                                                                                               ------------
                                                                                                                  3,296,308
                                                                                                               ------------

    ELECTRONIC EQUIPMENT/INSTRUMENTS 6.1%
 (a)Digital Theater Systems Inc. ....................................    United States            16,400            334,724
    National Instruments Corp. ......................................    United States            33,800            924,092
    Tektronix Inc. ..................................................    United States            33,300            959,706
 (a)Thermo Electron Corp. ...........................................    United States            31,900            955,086
                                                                                                               ------------
                                                                                                                  3,173,608
                                                                                                               ------------

    ELECTRONIC PRODUCTION EQUIPMENT 3.4%
 (a)Applied Materials Inc. ..........................................    United States            32,400            515,160
 (a)FormFactor Inc. .................................................    United States            36,000            819,720
 (a)KLA-Tencor Corp. ................................................    United States             9,200            425,500
                                                                                                               ------------
                                                                                                                  1,760,380
                                                                                                               ------------

    INFORMATION TECHNOLOGY SERVICES 8.8%
 (a)Accenture Ltd., A ...............................................       Bermuda               25,800            672,090
 (a)Amdocs Ltd. .....................................................    United States            27,300            812,175
 (a)BearingPoint Inc. ...............................................    United States            51,100            403,179
 (a)Cognizant Technology Solutions Corp., A .........................    United States            28,000          1,061,200
    International Business Machines Corp. ...........................    United States             5,800            541,836


                                        Quarterly Statements of Investments | 55

FRANKLIN STRATEGIC SERIES

    -----------------------------------------------------------------------------------------------------------------------
    FRANKLIN TECHNOLOGY FUND                                                COUNTRY          SHARES               VALUE
    -----------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    INFORMATION TECHNOLOGY SERVICES (CONT.)
 (a)Kanbay International Inc. .......................................    United States            22,700       $    611,765
 (a)RSA Security Inc. ...............................................    United States            30,000            528,300
                                                                                                               ------------
                                                                                                                  4,630,545
                                                                                                               ------------

    INTERNET SOFTWARE/SERVICES 6.2%
 (a)Google Inc., A ..................................................    United States             2,500            489,075
 (a)VeriSign Inc. ...................................................    United States            34,100            881,144
 (a)Websense Inc. ...................................................    United States             7,500            402,750
 (a)Yahoo! Inc. .....................................................    United States            42,280          1,488,679
                                                                                                               ------------
                                                                                                                  3,261,648
                                                                                                               ------------

    OTHER CONSUMER SERVICES 1.4%
 (a)eBay Inc. .......................................................    United States             9,310            758,765
                                                                                                               ------------

    PACKAGED SOFTWARE 18.5%
    Adobe Systems Inc. ..............................................    United States            15,600            887,640
 (a)ANSYS Inc. ......................................................    United States             7,000            226,100
 (a)Cognos Inc. .....................................................       Canada                21,900            906,003
    Computer Associates International Inc. ..........................    United States            18,400            500,296
    Fair Isaac Corp. ................................................    United States            19,700            680,635
 (a)FileNET Corp. ...................................................    United States            33,400            746,490
 (a)Macromedia Inc. .................................................    United States            24,300            832,032
 (a)Macrovision Corp. ...............................................    United States            14,800            345,284
 (a)Mercury Interactive Corp. .......................................    United States            15,600            682,812
    Microsoft Corp. .................................................    United States            61,100          1,605,708
 (a)NAVTEQ Corp. ....................................................    United States             8,000            306,320
 (a)Opsware Inc. ....................................................    United States            72,500            416,150
    SAP AG, ADR .....................................................       Germany               18,700            724,064
 (a)Symantec Corp. ..................................................    United States            21,800            509,030
 (a)Transaction Systems Architects Inc., A ..........................    United States            15,700            333,468
                                                                                                               ------------
                                                                                                                  9,702,032
                                                                                                               ------------

    RECREATIONAL PRODUCTS 1.9%
 (a)Electronic Arts Inc. ............................................    United States            15,200            977,968
                                                                                                               ------------

    SEMICONDUCTORS 14.6%
 (a)Actel Corp. .....................................................    United States            34,000            574,940
 (a)Altera Corp. ....................................................    United States            31,700            608,640
    Analog Devices Inc. .............................................    United States            33,000          1,184,370
 (a)Exar Corp. ......................................................    United States            70,700          1,015,959
    Intersil Corp., A ...............................................    United States            67,800          1,005,474
    Linear Technology Corp. .........................................    United States            28,900          1,090,686
 (a)Marvell Technology Group Ltd. ...................................       Bermuda               10,300            344,535
    Microchip Technology Inc. .......................................    United States            26,400            687,720
 (a)Silicon Laboratories Inc. .......................................    United States            19,700            671,770
 (a)ZiLOG Inc. ......................................................    United States            66,300            470,796
                                                                                                               ------------
                                                                                                                  7,654,890
                                                                                                               ------------


56 |  Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

    -----------------------------------------------------------------------------------------------------------------------
    FRANKLIN TECHNOLOGY FUND                                                COUNTRY          SHARES               VALUE
    -----------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    TELECOMMUNICATIONS EQUIPMENT 8.0%
 (a)Comverse Technology Inc. ........................................    United States            11,500       $    257,025
 (a)Microtune Inc. ..................................................    United States            45,800            211,596
    QUALCOMM Inc. ...................................................    United States            22,100            823,004
 (a)Research in Motion Ltd. .........................................       Canada                 7,400            527,546
 (a)Spirent PLC .....................................................    United Kingdom          473,100            597,045
 (a)Telefonaktiebolaget LM Ericsson AB, B, ADR ......................       Sweden                22,800            668,724
 (a)Trimble Navigation Ltd. .........................................    United States            16,700            593,852
 (a)ViaSat Inc. .....................................................    United States            22,600            503,077
                                                                                                               ------------
                                                                                                                  4,181,869
                                                                                                               ------------
    TOTAL COMMON STOCKS (COST $40,340,750)...........................                                            48,862,392
                                                                                                               ------------

    SHORT TERM INVESTMENT (COST $3,399,486) 6.5%
    MONEY FUND
 (b)Franklin Institutional Fiduciary Trust Money Market Portfolio ...    United States         3,399,486          3,399,486
                                                                                                               ------------

    TOTAL INVESTMENTS (COST $43,740,236) 99.7%.......................                                            52,261,878
    OTHER ASSETS, LESS LIABILITIES .3%...............................                                               161,314
                                                                                                               ------------
    NET ASSETS 100.0%................................................                                          $ 52,423,192
                                                                                                               ------------

See glossary of terms on page 64.

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 57

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58 | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

        -------------------------------------------------------------------------------------------------------------------
        FRANKLIN U.S. LONG-SHORT FUND                                       COUNTRY      SHARES/CONTRACTS         VALUE
        -------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS AND OPTIONS 58.8%
        COMMERCIAL SERVICES 1.3%
     (a)Thomson Corp. ...............................................       Canada                31,999       $  1,089,566
                                                                                                               ------------

        COMMUNICATIONS .3%
     (b)China Netcom Group Corp. (Hong Kong) Ltd., ADR ..............        China                 7,500            215,325
                                                                                                               ------------

        CONSUMER NON-DURABLES 3.5%
     (a)Altria Group Inc. ...........................................    United States            13,747            877,471
     (a)Colgate-Palmolive Co. .......................................    United States            19,455          1,022,166
        Unilever NV, N.Y. shs. ......................................     Netherlands             16,471          1,075,721
                                                                                                               ------------
                                                                                                                  2,975,358
                                                                                                               ------------

        CONSUMER SERVICES 3.0%
 (a),(b)DIRECTV Group Inc. ..........................................    United States            53,026            798,041
     (b)eLong Inc., ADR .............................................    Cayman Islands           30,055            449,022
     (b)Las Vegas Sands Corp. .......................................    United States             4,900            212,660
 (a),(b)Liberty Media Corp., A ......................................    United States           101,597          1,060,673
                                                                                                               ------------
                                                                                                                  2,520,396
                                                                                                               ------------

        DIVERSIFIED FINANCIAL SERVICES .0%(c)
     (b)S&P 500 Index, Mar. 1100 Puts, 3/19/05 ......................    United States               100             31,000
                                                                                                               ------------

        ELECTRONIC TECHNOLOGY 9.6%
     (b)Agere Systems Inc., A .......................................    United States           334,387            481,517
 (a),(b)Alcatel SA, ADR .............................................       France                71,500          1,023,880
     (b)Applied Materials Inc. ......................................    United States            32,440            515,796
 (a),(b)ATI Technologies Inc. .......................................       Canada                24,162            418,727
 (a),(b)EMC Corp. ...................................................    United States            63,831            836,186
 (a),(b)FormFactor Inc. .............................................    United States            77,807          1,771,665
        Intel Corp. .................................................    United States            42,107            945,302
        Intersil Corp., A ...........................................    United States            43,950            651,779
     (a)Motorola Inc. ...............................................    United States            86,655          1,363,950
                                                                                                               ------------
                                                                                                                  8,008,802
                                                                                                               ------------

        ENERGY MINERALS 4.8%
     (b)Bill Barrett Corp. ..........................................    United States             7,600            240,008
        Chesapeake Energy Corp. .....................................    United States            62,868          1,104,591
 (a),(b)Edge Petroleum Corp. ........................................    United States            59,601            862,426
     (a)Peabody Energy Corp. ........................................    United States            15,883          1,346,084
     (a)Unocal Corp. ................................................    United States             9,744            463,522
                                                                                                               ------------
                                                                                                                  4,016,631
                                                                                                               ------------

        FINANCE 2.9%
        Calamos Asset Management Inc., A ............................    United States            19,300            487,518
     (a)Federal Agriculture Mortgage Corp., C .......................    United States            39,884            861,893
        Shinsei Bank Ltd. ...........................................        Japan                53,000            320,623
        Shinsei Bank Ltd., 144A .....................................        Japan               130,000            786,435
                                                                                                               ------------
                                                                                                                  2,456,469
                                                                                                               ------------


                                        Quarterly Statements of Investments | 59

FRANKLIN STRATEGIC SERIES

        -------------------------------------------------------------------------------------------------------------------
        FRANKLIN U.S. LONG-SHORT FUND                                       COUNTRY      SHARES/CONTRACTS         VALUE
        -------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS AND OPTIONS (CONT.)
        HEALTH TECHNOLOGY 6.2%
 (a),(b)Boston Scientific Corp. .....................................    United States            34,677       $  1,146,422
 (a),(b)Forest Laboratories Inc. ....................................    United States            16,314            677,520
        Shire Pharmaceuticals Group PLC, ADR ........................    United Kingdom           33,872          1,185,520
     (b)Symmetry Medical Inc. .......................................    United States             4,600             92,690
     (a)Wyeth .......................................................    United States            52,266          2,071,302
                                                                                                               ------------
                                                                                                                  5,173,454
                                                                                                               ------------
        INDUSTRIAL SERVICES 7.5%
     (b)Allied Waste Industries Inc. ................................    United States            53,150            441,677
     (b)Noble Corp. .................................................    United States            12,917            689,122
 (a),(b)Pride International Inc. ....................................    United States            51,198          1,197,521
 (a),(b)Rowan Cos. Inc. .............................................    United States            42,788          1,204,910
 (a),(b)Superior Energy Services Inc. ...............................    United States            90,931          1,447,622
     (b)TETRA Technologies Inc. .....................................    United States            31,076            867,020
     (b)Warren Resources Inc. .......................................    United States            48,636            427,024
                                                                                                               ------------
                                                                                                                  6,274,896
                                                                                                               ------------
        PROCESS INDUSTRIES 8.1%
     (a)Bunge Ltd. ..................................................    United States            32,752          1,851,798
     (a)Cabot Corp. .................................................    United States            27,469            961,415
 (a),(b)Cabot Microelectronics Corp. ................................    United States            30,053            914,513
     (b)Graftech International Ltd. .................................    United States           101,000            822,140
        NOVA Chemicals Corp. ........................................        Canada               29,172          1,317,116
     (a)RPM International Inc. ......................................    United States            52,121            918,893
                                                                                                               ------------
                                                                                                                  6,785,875
                                                                                                               ------------
        PRODUCER MANUFACTURING 2.0%
        ITT Industries Inc. .........................................    United States            10,435            890,001
        SPX Corp. ...................................................    United States            18,600            779,340
                                                                                                               ------------
                                                                                                                  1,669,341
                                                                                                               ------------
        REAL ESTATE INVESTMENT TRUSTS 1.3%
     (a)Friedman Billings Ramsey Group Inc., A ......................    United States            55,500          1,092,240
                                                                                                               ------------
        RETAIL TRADE 3.9%
 (a),(b)Dollar Tree Stores Inc. .....................................    United States            43,718          1,190,441
     (a)Fred's Inc. .................................................    United States            68,695          1,131,407
        Wal-Mart Stores Inc. ........................................    United States            17,942            940,161
                                                                                                               ------------
                                                                                                                  3,262,009
                                                                                                               ------------
        TECHNOLOGY SERVICES 4.4%
     (a)Microsoft Corp. .............................................    United States            66,170          1,738,948
     (b)Ninetowns Digital World Trade Holdings Ltd., ADR ............    Cayman Islands           14,600            132,115
     (b)Novell Inc. .................................................    United States           150,291            867,179
     (b)VeriSign Inc. ...............................................    United States            38,000            981,920
                                                                                                               ------------
                                                                                                                  3,720,162
                                                                                                               ------------
        TOTAL COMMON STOCKS AND OPTIONS (COST $45,364,175)...........                                            49,291,524
                                                                                                               ============

60 |  Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

    -----------------------------------------------------------------------------------------------------------------------
    FRANKLIN U.S. LONG-SHORT FUND                                           COUNTRY      SHARES/CONTRACTS         VALUE
    -----------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENT (COST $21,044,471) 51.8%
    MONEY FUND 25.1%
 (d)Franklin Institutional Fiduciary Trust Money Market Portfolio ...    United States        21,044,471       $ 21,044,471
                                                                                                               ------------

                                                                                         ----------------
                                                                                         PRINCIPAL AMOUNT
                                                                                         ----------------
    REPURCHASE AGREEMENT (COST $22,323,251) 26.7%
 (e)Joint Repurchase Agreement, 2.453%, 2/01/05
      (Maturity Value $22,324,772) ..................................    United States   $    22,323,251         22,323,251
      ABN AMRO Bank, N.V., New York Branch (Maturity Value
      $2,035,796) Banc of America Securities LLC (Maturity Value
      $2,035,796) Barclays Capital Inc. (Maturity Value $2,035,796)
      BNP Paribas Securities Corp. (Maturity Value $2,035,796) Credit
      Suisse First Boston LLC (Maturity Value $2,035,796) Deutsche
      Bank Securities Inc. (Maturity Value $2,035,796) Greenwich
      Capital Markets Inc. (Maturity Value $2,035,796) Lehman
      Brothers Inc. (Maturity Value $1,966,812) Merrill Lynch
      Government Securities Inc. (Maturity Value $2,035,796) Morgan
      Stanley & Co. Inc. (Maturity Value $2,035,796) UBS Securities
      LLC (Maturity Value $2,035,796)
        Collateralized by U.S. Government Agency Securities, 0.00 -
        7.250%, 2/01/05 - 1/15/10; fU.S. Treasury Bills, 6/23/05 -
        7/21/05; and U.S. Treasury Notes, 5.75 - 6.75%, 5/15/05 -
        11/15/05

                                                                                                               ------------
    TOTAL INVESTMENTS (COST $88,731,897) 110.6%......................                                            92,659,246
    OPTIONS WRITTEN (.4)%............................................                                              (345,600)
    SECURITIES SOLD SHORT (50.6)%....................................                                           (42,367,656)
    OTHER ASSETS, LESS LIABILITIES 40.4%.............................                                            33,847,935
                                                                                                               ------------
    NET ASSETS 100.0%................................................                                          $ 83,793,925
                                                                                                               ============

    OPTIONS WRITTEN .4%

                                                                                         ---------------
    ISSUER                                                                                  CONTRACTS
                                                                                         ---------------
    DIVERSIFIED FINANCIAL SERVICES .2%
    S&P 500 Index, Mar. 1175 Calls, 3/19/05 .........................    United States               100            205,000
                                                                                                               ------------

    TECHNOLOGY SERVICES .2%
    VeriSign Inc., Jan. 35 Calls, 1/20/07 ...........................    United States               380            140,600
                                                                                                               ------------
    TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $299,329)...............                                          $    345,600
                                                                                                               ------------
    SECURITIES SOLD SHORT 50.6%

                                                                                         ---------------
    ISSUER                                                                                   SHARES
                                                                                         ---------------
    COMMERCIAL SERVICES 2.0%
    Reuters Group PLC, ADR ..........................................    United Kingdom           37,972          1,706,082
                                                                                                               ------------


                                       Quarterly Statements of Investments  | 61

FRANKLIN STRATEGIC SERIES

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN U.S. LONG-SHORT FUND                                               COUNTRY          SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT (CONT.)

ISSUER

CONSUMER DURABLES 4.2%
The Black & Decker Corp. ............................................    United States            22,998       $  1,895,035
Maytag Corp. ........................................................    United States            44,876            705,002
Pulte Homes Inc. ....................................................    United States            13,599            898,622
                                                                                                               ------------
                                                                                                                  3,498,659
                                                                                                               ------------
CONSUMER SERVICES 1.7%
Applebee's International Inc. .......................................    United States            51,643          1,438,774
                                                                                                               ------------
ELECTRONIC TECHNOLOGY 4.1%
Semiconductor HOLDRs Trust ..........................................    United States            63,551          1,983,427
Texas Instruments Inc. ..............................................    United States            61,056          1,417,110
                                                                                                               ------------
                                                                                                                  3,400,537
                                                                                                               ------------
ENERGY MINERALS 10.0%
Amerada Hess Corp. ..................................................    United States            18,477          1,601,032
Marathon Oil Corp. ..................................................    United States            18,753            726,304
Repsol YPF SA, ADR ..................................................        Spain                45,946          1,175,299
Tesoro Corp. ........................................................    United States           154,219          4,910,333
                                                                                                               ------------
                                                                                                                  8,412,968
                                                                                                               ------------
FINANCE 2.3%
BB&T Corp. ..........................................................    United States            22,478            887,207
North Fork Bancorporation Inc. ......................................    United States            35,686          1,024,188
                                                                                                               ------------
                                                                                                                  1,911,395
                                                                                                               ------------
HEALTH SERVICES .8%
Renal Care Group Inc. ...............................................    United States            17,640            673,142
                                                                                                               ------------
HEALTH TECHNOLOGY 1.7%
Biotech HOLDRs Trust ................................................    United States             7,064          1,010,858
Bone Care International Inc. ........................................    United States            15,222            430,783
                                                                                                               ------------
                                                                                                                  1,441,641
                                                                                                               ------------
INDUSTRIAL SERVICES 4.4%
Oil Service HOLDRs Trust ............................................    United States            35,884          3,193,317
Veritas DGC Inc. ....................................................    United States            19,771            494,077
                                                                                                               ------------
                                                                                                                  3,687,394
                                                                                                               ------------
NON-ENERGY MINERALS 2.0%
Louisiana-Pacific Corp. .............................................    United States            66,229          1,695,462
                                                                                                               ------------
PROCESS INDUSTRIES 4.6%
PPG Industries Inc. .................................................    United States            30,094          2,069,865
Rohm and Haas Co. ...................................................    United States            39,438          1,744,737
                                                                                                               ------------
                                                                                                                  3,814,602
                                                                                                               ------------


62 |  Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN U.S. LONG-SHORT FUND                                               COUNTRY          SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT (CONT.)

ISSUER

PRODUCER MANUFACTURING 9.2%
Avery Dennison Corp. ................................................    United States            21,137       $  1,270,123
Caterpillar Inc. ....................................................    United States            23,951          2,134,034
Danaher Corp. .......................................................    United States            15,364            843,176
Lear Corp. ..........................................................    United States            31,299          1,690,146
Navistar International Corp. ........................................    United States            20,255            788,325
Timken Co. ..........................................................    United States            36,369            936,865
                                                                                                               ------------
                                                                                                                  7,662,669
                                                                                                               ------------
RETAIL TRADE 2.7%
Target Corp. ........................................................    United States            16,921            859,079
Williams-Sonoma Inc. ................................................    United States            40,000          1,384,000
                                                                                                               ------------
                                                                                                                  2,243,079
                                                                                                               ------------
TECHNOLOGY SERVICES .9%
Citrix Systems Inc. .................................................    United States            36,422            781,252
                                                                                                               ------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $31,587,777)...................                                          $ 42,367,656
                                                                                                               ============

See glossary of terms on page 64.

(a)   Security segregated with broker for securities sold short.

(b)   Non-income producing.

(c)   Rounds to less than .05% of net assets.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(e) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2005, all repurchase agreements had been entered into on that date.

(f)   Security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 63

FRANKLIN STRATEGIC SERIES

GLOSSARY OF TERMS

ADR     - American Depository Receipt

FRN     - Floating Rate Notes

PIPES   - Private Investment in Public Equity Securities

PLC     - Public Limited Co.

SF      - Single Family


64 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Strategic Series (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twelve series (the Funds). All Funds are non-diversified except the Franklin Aggressive Growth Fund, Franklin Blue Chip Fund, Franklin Small Cap Growth Fund II, Franklin Small-Mid Cap Growth Fund and Franklin U.S. Long-Short Fund.

1. INCOME TAXES

At January 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

                                                                ---------------------------------------------------------
                                                                    FRANKLIN            FRANKLIN             FRANKLIN
                                                                   AGGRESSIVE        BIOTECHNOLOGY          BLUE CHIP
                                                                  GROWTH FUND        DISCOVERY FUND            FUND
                                                                ---------------------------------------------------------
Cost of investments..........................................   $    141,770,268    $    507,980,129     $    228,144,074
                                                                =========================================================
Unrealized appreciation......................................   $     30,972,429    $    167,761,971     $     40,668,469
Unrealized depreciation......................................         (2,114,054)        (33,534,825)         (16,654,591)
                                                                ---------------------------------------------------------
Net unrealized appreciation (depreciation)...................   $     28,858,375    $    134,227,146     $     24,013,878
                                                                =========================================================

                                                                ---------------------------------------------------------
                                                                                        FRANKLIN             FRANKLIN
                                                                    FRANKLIN             GLOBAL               GLOBAL
                                                                    FLEX CAP         COMMUNICATIONS        HEALTH CARE
                                                                  GROWTH FUND             FUND                 FUND
                                                                ---------------------------------------------------------
Cost of investments..........................................   $  1,650,479,357    $     58,417,084     $    110,028,854
                                                                =========================================================
Unrealized appreciation......................................   $    593,805,769    $     13,102,053     $     18,484,771
Unrealized depreciation......................................        (33,647,207)         (3,162,698)          (7,615,789)
                                                                ---------------------------------------------------------
Net unrealized appreciation (depreciation)...................   $    560,158,562    $      9,939,355     $     10,868,982
                                                                =========================================================

                                                                ---------------------------------------------------------
                                                                    FRANKLIN            FRANKLIN             FRANKLIN
                                                                    NATURAL            SMALL CAP          SMALL-MID CAP
                                                                 RESOURCES FUND      GROWTH FUND II        GROWTH FUND
                                                                ---------------------------------------------------------
Cost of investments..........................................   $    162,129,366    $  1,153,734,895     $  7,152,819,261
                                                                =========================================================
Unrealized appreciation......................................   $     47,955,951    $    333,646,383     $  1,985,616,203
Unrealized depreciation......................................         (2,054,190)        (64,215,005)        (364,751,537)
                                                                ---------------------------------------------------------
Net unrealized appreciation (depreciation)...................   $     45,901,761    $    269,431,378     $  1,620,864,666
                                                                =========================================================

                                                                ---------------------------------------------------------
                                                                                                             FRANKLIN
                                                                    FRANKLIN            FRANKLIN               U.S.
                                                                   STRATEGIC           TECHNOLOGY           LONG-SHORT
                                                                  INCOME FUND             FUND                 FUND
                                                                ---------------------------------------------------------
Cost of investments..........................................   $    901,752,957    $     44,412,445     $     89,239,396
                                                                =========================================================
Unrealized appreciation......................................   $     65,291,295    $      9,640,309     $      6,414,690
Unrealized depreciation......................................         (4,434,480)         (1,790,876)          (2,994,840)
                                                                ---------------------------------------------------------
Net unrealized appreciation (depreciation)...................   $     60,856,815    $      7,849,433     $      3,419,850
                                                                =========================================================


                                        Quarterly Statements of Investments | 65

FRANKLIN STRATEGIC SERIES

2. RESTRICTED SECURITIES

At January 31, 2005, the following funds held investments in restricted and illiquid securities as follows:

----------------------------------------------------------------------------------------------------------------
                                                                    ACQUISITION
SHARES/WARRANTS   ISSUER                                                DATE            COST           VALUE
----------------------------------------------------------------------------------------------------------------
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
     2,227,172    Fibrogen Inc., E, pfd.
                  (1.76% OF NET ASSETS) .......................        5/19/00     $  10,000,002   $  10,133,632
                                                                                                   =============
FRANKLIN FLEX CAP GROWTH FUND
       145,772    Anda Networks, cvt. pfd., D .................        3/24/00     $   2,000,000   $          --
     2,227,171    Fibrogen Inc., cvt. pfd., E .................        5/19/00         9,999,998      10,133,628
       124,712    Kestrel Solutions, cvt. pfd., D .............        1/20/00         1,624,997              --
       772,727    Masimo Corp., cvt. pfd., F ..................        5/15/00         8,499,997       4,249,999
                                                                                                   -------------
                  TOTAL RESTRICTED SECURITIES (.68% OF NET ASSETS) .............................   $  14,383,627
                                                                                                   =============
FRANKLIN GLOBAL COMMUNICATIONS FUND
        95,932    Kestrel Solutions, pfd., D ..................        1/20/00     $   1,249,994   $          --
                                                                                                   =============
FRANKLIN GLOBAL HEALTH CARE FUND
       136,364    Masimo Corp., cvt. pfd., F
                  (.62% OF NET ASSETS) ........................        5/15/00     $   1,500,004   $     750,002
                                                                                                   =============
FRANKLIN NATURAL RESOURCES FUND
       161,500    Gammon Lake Resources Inc., wts.,
                  4/30/05 .....................................       11/24/04     $     957,159   $     815,052
       137,000    Solutia Inc. ................................        2/25/02           469,357         123,300
                                                                                                   -------------
                  TOTAL RESTRICTED SECURITIES (.46% OF NET ASSETS) .............................   $     938,352
                                                                                                   =============

FRANKLIN SMALL CAP GROWTH FUND II
       494,000    Gammon Lake Resources Inc., wts.,
                  4/30/05 (.18% OF NET ASSETS) ................       11/24/04     $   2,927,779   $   2,493,099
                                                                                                   =============
FRANKLIN SMALL-MID CAP GROWTH FUND
       364,431    Anda Networks, cvt. pfd., D .................        3/24/00     $   5,000,000   $          --
     1,792,573    Foveon Inc., 144A ...........................        4/08/02        13,999,995      13,999,995
       239,831    Kestrel Solutions, cvt. pfd., D .............        1/20/00         3,124,998              --
       682,128    Mirapoint Inc., 144A ........................        9/09/99         4,999,998              --
                                                                                                   -------------
                  TOTAL RESTRICTED SECURITIES (.17% OF NET ASSETS) .............................   $  13,999,995
                                                                                                   =============


66| Quarterly Statements of Investments

FRANKLIN STRATEGIC SERIES

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Small-Mid Cap Growth Fund at January 31, 2005, were as shown below.

---------------------------------------------------------------------------------------------------------------------------------
                                     NUMBER OF                                NUMBER OF
                                    SHARES HELD                              SHARES HELD     VALUE                     REALIZED
                                    AT BEGINNING     GROSS        GROSS        AT END        AT END      INVESTMENT     CAPITAL
NAME OF ISSUER                       OF PERIOD     ADDITIONS    REDUCTIONS    OF PERIOD    OF PERIOD     INCOME       GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Cabot Corp. .....................     3,232,600           --          --      3,232,600   $113,141,000   $1,486,996   $        --
Gibraltar Industries Inc.(a) ....       968,100      484,050(b)       --      1,452,150             (c)     169,418            --
Gymboree Corp. ..................     2,611,300           --     288,300      2,323,000     29,920,240           --        562,22
Hewitt Associates Inc. ..........     1,592,400           --          --      1,592,400             (c)          --            --
Mettler-Toledo International Inc.
 (Switzerland) ..................     2,514,400           --     541,300      1,973,100             (c)          --    15,794,050
Stereotaxis Inc. ................            --    1,463,200          --      1,463,200     13,754,080           --            --
Tektronix Inc. ..................     5,145,100           --          --      5,145,100    148,281,782      823,216            --
                                                                                          ---------------------------------------
                                                   TOTAL AFFILIATED SECURITIES
                                                   (3.61% OF NET ASSETS)...............   $305,097,102   $2,479,630   $16,356,278
                                                                                          =======================================

(a) Reflects name change from Gibraltar Steel Corp. to Gibraltar Industries Inc. as of 10/28/04.

(b)   Addition of shares due to stock split.

(c)   As of January 31, 2005, no longer an affiliate.



For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

                                        Quarterly Statements of Investments | 67

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN STRATEGIC SERIES

By  /s/Jimmy D. Gambill
       Chief Executive Officer - Finance and Administration
Date    March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/Jimmy D. Gambill
       Chief Executive Officer - Finance and Administration
Date    March 22, 2005


By /s/Galen G. Vetter
      Chief Financial Officer
Date    March 22, 2005













                                                        Exhibit A
                              CERTIFICATIONS


I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Strategic Series;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2005

/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration


















I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Strategic Series;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2005

/S/GALEN G. VETTER
Chief Financial Officer